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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Strategic California Municipal Income Fund (formerly Columbia California Tax-Exempt Fund), January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 0.4%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.4%
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
VRDN Series 2013A2 (State Street)
05/01/2034	0.650%	1,850,000	1,850,000
Total Floating Rate Notes (Cost $1,850,000)			1,850,000

Municipal Bonds 96.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 7.8%
City of Fresno Airport(c)
Refunding Revenue Bonds
Series 2013B AMT (BAM)
07/01/2028	5.000%	500,000	551,980
07/01/2030	5.125%	1,050,000	1,162,371
City of Los Angeles Department of Airports(c)
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2017 AMT
05/15/2041	5.000%	1,500,000	1,695,090
Subordinated Series 2017A AMT
05/15/2047	5.000%	1,250,000	1,421,925
County of Orange Airport
Revenue Bonds
Series 2009A
07/01/2039	5.250%	2,500,000	2,622,350
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2041	5.000%	5,500,000	6,246,790
Revenue Bonds
Senior Series 2009B
07/01/2039	5.750%	3,000,000	3,054,000
County of Sacramento Airport System(c)
Revenue Bonds
Senior Series 2008B (AGM) AMT
07/01/2039	5.250%	1,000,000	1,014,560
Norman Y. Mineta San Jose International Airport(c)
Refunding Revenue Bonds
Series 2017A AMT
03/01/2047	5.000%	3,000,000	3,392,250
San Diego County Regional Airport Authority(c)
Revenue Bonds
Subordinated Series 2017B AMT
07/01/2047	5.000%	1,000,000	1,133,980
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
2nd Series 2008-34E (AGM) AMT
05/01/2025	5.750%	1,500,000	1,515,885
2nd Series 2011F AMT
05/01/2029	5.000%	5,210,000	5,662,905
Revenue Bonds
San Francisco International Airport
Series 2016 AMT
05/01/2041	5.000%	3,305,000	3,725,429
Series 2014A AMT
05/01/2044	5.000%	6,000,000	6,660,660
Total			39,860,175
Charter Schools 4.3%
California Municipal Finance Authority(d)
Revenue Bonds
Julian Charter School Project
Series 2015A
03/01/2045	5.625%	3,000,000	3,018,090
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2041	5.000%	1,750,000	1,900,150
08/01/2046	5.000%	2,250,000	2,420,145
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,312,836
07/01/2045	5.000%	1,705,000	1,845,219
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,630,317
KIPP LA Projects
Series 2015A
07/01/2045	5.000%	1,000,000	1,118,580
Series 2017
07/01/2047	5.000%	1,500,000	1,660,065
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	3,000,000	3,391,470
07/01/2046	6.375%	420,000	474,806
California School Finance Authority
Revenue Bonds
KIPP LA Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,112,020
Total			21,883,698

Columbia Strategic California Municipal Income Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund (formerly Columbia California Tax-Exempt Fund), January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health Services 1.2%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,239,360
Inland Regional Center Project
Series 2015
06/15/2045	5.000%	3,500,000	3,869,425
Total			6,108,785
Higher Education 7.4%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2047	5.000%	4,250,000	4,767,140
University of the Pacific
Series 2015
11/01/2036	5.000%	2,000,000	2,246,660
Revenue Bonds
California Lutheran University
Series 2008
10/01/2038	5.750%	3,000,000	3,081,810
Chapman University
Series 2011
04/01/2031	5.000%	4,375,000	4,780,956
Series 2015
04/01/2040	5.000%	2,500,000	2,775,800
Loyola Marymount University
Series 2010A
10/01/2040	5.125%	1,250,000	1,318,650
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2041	5.000%	4,500,000	4,832,730
Biola University
Series 2017
10/01/2039	5.000%	1,000,000	1,145,880
Revenue Bonds
Biola University
Series 2013
10/01/2038	5.000%	1,000,000	1,094,700
10/01/2042	5.000%	2,360,000	2,578,324
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2041	5.000%	1,875,000	2,037,638
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,458,790
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,571,388
11/01/2043	5.875%	1,875,000	2,098,687
Total			37,789,153
Hospital 15.4%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2040	5.000%	5,000,000	5,538,050
Sutter Health
Series 2017A
11/15/2048	4.000%	5,510,000	5,667,255
Revenue Bonds
Dignity Health
Series 2009E
07/01/2025	5.625%	1,125,000	1,183,658
Series 2011A
03/01/2041	5.250%	3,000,000	3,224,640
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,513,080
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	7,298,410
Lucile Packard Stanford Hospital
Series 2016
08/15/2055	5.000%	1,000,000	1,130,320
Lucile Salter Packard Children’s Hospital
Series 2017
11/15/2056	5.000%	1,000,000	1,140,240
St. Joseph Health System
Series 2009A
07/01/2029	5.500%	1,500,000	1,578,405
Series 2013A
07/01/2037	5.000%	2,000,000	2,241,980
Sutter Health Obligation Group
Series 2011B
08/15/2031	5.875%	1,815,000	1,990,420
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2040	5.000%	2,000,000	2,201,660

2	Columbia Strategic California Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund (formerly Columbia California Tax-Exempt Fund), January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017A
02/01/2042	4.000%	2,000,000	2,030,240
02/01/2047	5.000%	2,000,000	2,220,360
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,368,120
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2035	5.000%	3,850,000	4,352,425
Huntington Memorial Hospital
Series 2014B
07/01/2044	5.000%	1,000,000	1,109,110
Redlands Community Hospital OB
Series 2016
10/01/2046	5.000%	1,000,000	1,103,590
Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2043	5.250%	3,120,000	3,487,286
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	3,660,000	3,991,925
Sutter Health
Series 2011A
08/15/2042	6.000%	2,000,000	2,197,380
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2056	5.250%	500,000	539,105
City of Torrance
Revenue Bonds
Torrance Memorial Medical Center
Series 2010A
09/01/2030	5.000%	3,000,000	3,178,440
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	3,049,110
01/01/2047	5.000%	2,000,000	2,226,360
Kaweah Delta Health Care District
Revenue Bonds
Series 2015B
06/01/2040	5.000%	4,770,000	5,200,588
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2039	5.000%	2,000,000	2,191,100
Total			78,953,257
Investor Owned 0.2%
City of Chula Vista
Revenue Bonds
San Diego Gas & Electric Co.
Series 2004D
01/01/2034	5.875%	1,000,000	1,058,080
Local Appropriation 2.5%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Series 2014A
05/01/2046	5.000%	1,000,000	1,131,980
City & County of San Francisco
Certificate of Participation
Moscone Convention Center Expansion
Series 2017
04/01/2038	4.000%	5,000,000	5,242,050
City of Modesto
Certificate of Participation
Community Center Refinancing Project
Series 1993A (AMBAC)
11/01/2023	5.000%	1,560,000	1,634,677
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,202,080
San Mateo County Board of Education
Refunding Certificate of Participation
Series 2009
06/01/2035	5.250%	2,000,000	2,089,180
Victor Elementary School District
Certificate of Participation
School Construction Refinancing Project
Series 1996 (NPFGC)
05/01/2018	6.450%	635,000	642,899
Total			12,942,866
Local General Obligation 8.1%
Central Unified School District
Unlimited General Obligation Bonds
Election 2016
Series 2017A
08/01/2047	4.000%	1,500,000	1,557,690

Columbia Strategic California Municipal Income Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund (formerly Columbia California Tax-Exempt Fund), January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Valley Schools Financing Authority
General Obligation Refunding Revenue Bonds
School District Program
Series 1998A (NPFGC)
02/01/2018	6.450%	85,000	85,010
Chabot-Las Positas Community College District
Unlimited General Obligation Bonds
Election 2016
Series 2017A
08/01/2042	4.000%	2,250,000	2,373,750
Conejo Valley Unified School District(e)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2029	0.000%	1,650,000	1,066,808
08/01/2030	0.000%	1,000,000	609,240
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	2,010,000	2,332,042
Glendale Unified School District(e)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,148,132
09/01/2032	0.000%	1,000,000	572,280
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	870,270
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009D
01/01/2034	5.000%	750,000	785,280
Manteca Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	3,298,979
Marin Healthcare District
Unlimited General Obligation Bonds
Election 2013
Series 2017A
08/01/2047	4.000%	2,500,000	2,616,725
Monterey Peninsula Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,125,550
08/01/2033	0.000%	2,000,000	1,162,840
Mount San Jacinto Community College District
Unlimited General Obligation Bonds
Election of 2014
Series 2018B
08/01/2043	4.000%	3,000,000	3,162,750
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Election of 2006
Series 2012A
08/01/2022	5.000%	750,000	816,735
Series 2015A
08/01/2040	5.000%	1,000,000	1,131,950
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	565,710
08/01/2034	0.000%	1,610,000	870,833
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,515,205
Riverside Community College District(e)
Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	373,464
08/01/2031	0.000%	1,000,000	589,580
Rocklin Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1995C (NPFGC)
07/01/2020	0.000%	2,580,000	2,356,030
San Diego Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	2,703,200
San Gorgonio Memorial Health Care District
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2039	5.000%	4,000,000	4,441,640
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,664,985
Simi Valley Unified School District
Refunding Certificate of Participation
Capital Improvement Projects
Series 1998 (AMBAC)
08/01/2022	5.250%	925,000	1,009,231
Total			41,805,909

4	Columbia Strategic California Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund (formerly Columbia California Tax-Exempt Fund), January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 2.6%
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	1,030,400
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,355,112
Caritas Affordable Housing
Senior Series 2014
08/15/2049	5.250%	3,500,000	3,801,315
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,093,030
California Statewide Communities Development Authority
Refunding Revenue Bonds
CHF Irvine LLC
Series 2016
05/15/2040	5.000%	1,000,000	1,126,180
University of California Irvine East Campus Apartments
Series 2012
05/15/2031	5.125%	2,000,000	2,148,840
Revenue Bonds
Series 2017
05/15/2047	5.000%	2,500,000	2,833,150
Total			13,388,027
Municipal Power 0.7%
City of Riverside Electric
Revenue Bonds
Series 2008D (AGM)
10/01/2028	5.000%	1,325,000	1,355,767
City of Vernon Electric System
Revenue Bonds
Series 2012A
08/01/2030	5.000%	1,000,000	1,099,010
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	1,340,000	1,406,946
Total			3,861,723
Other Bond Issue 0.8%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	2,206,240
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego County Regional Airport Authority
Revenue Bonds
Consolidated Rental Car Facility Project
Series 2014A
07/01/2044	5.000%	1,500,000	1,684,050
Total			3,890,290
Ports 2.1%
Port Commission of the City & County of San Francisco
Revenue Bonds
Series 2010A
03/01/2040	5.125%	5,000,000	5,291,550
Port of Los Angeles(c)
Refunding Revenue Bonds
Series 2014A AMT
08/01/2044	5.000%	5,000,000	5,570,750
Total			10,862,300
Prepaid Gas 0.3%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,407,580
Refunded / Escrowed 7.3%
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian
Series 2011
12/01/2040	6.000%	1,000,000	1,159,190
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA / FHLMC)
08/01/2023	7.500%	545,000	628,189
City of Redding Electric System(f)
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
07/01/2022	11.049%	245,000	294,882
County of Riverside(c)
Revenue Bonds
Series 1989A Escrowed to Maturity (GNMA) AMT
05/01/2021	7.800%	2,500,000	2,970,075
Oakland Unified School District/Alameda County
Prerefunded 08/01/21 Unlimited General Obligation Bonds
Election of 2012
Series 2013
08/01/2030	6.250%	1,095,000	1,268,721
Riverside County Transportation Commission
Prerefunded 06/01/20 Revenue Bonds
Limited Tax
Series 2010A
06/01/2032	5.000%	5,000,000	5,401,600

Columbia Strategic California Municipal Income Fund | Quarterly Report 2018	5

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund (formerly Columbia California Tax-Exempt Fund), January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Redevelopment Agency
Prerefunded 02/01/21 Tax Allocation Bonds
San Francisco Redevelopment Projects
Series 2011B
08/01/2026	6.125%	500,000	566,900
08/01/2031	6.250%	2,600,000	2,957,344
08/01/2041	6.625%	1,600,000	1,837,424
San Joaquin Hills Transportation Corridor Agency(e)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2020	0.000%	12,000,000	11,641,680
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/2031	7.000%	1,000,000	1,157,730
Temecula Redevelopment Agency Successor Agency
Prerefunded 08/01/21 Tax Allocation Bonds
Housing Redevelopment Project No. 1
Series 2011A
08/01/2039	7.000%	2,100,000	2,478,693
Union City Community Redevelopment Agency
Prerefunded 12/01/21 Subordinated Tax Allocation Bonds
Lien-Community Redevelopment Project
Series 2011
12/01/2033	6.875%	1,500,000	1,790,340
Yorba Linda Redevelopment Agency Successor
Prerefunded 09/01/21 Subordinated Tax Allocation Bonds
Lien-Redevelopment Project
Series 2011A
09/01/2026	6.000%	1,000,000	1,149,870
09/01/2032	6.500%	2,000,000	2,334,360
Total			37,636,998
Resource Recovery 0.1%
California Municipal Finance Authority(c),(e),(g)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	0.000%	2,745,000	411,750
Retirement Communities 5.5%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2031	6.000%	2,200,000	2,448,886
California Health Facilities Financing Authority
Refunding Revenue Bonds
California-Nevada Methodist Homes
Series 2015
07/01/2045	5.000%	3,000,000	3,372,780
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	2,565,000	2,894,577
07/01/2044	5.000%	700,000	785,505
California Municipal Finance Authority
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017
11/15/2031	5.000%	1,500,000	1,844,265
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2049	5.375%	1,885,000	2,017,270
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,443,967
Episcopal Communities and Services
Series 2012
05/15/2042	5.000%	4,235,000	4,615,811
Front Porch Communities and Services
Series 2017
04/01/2047	5.000%	250,000	279,795
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/2039	6.250%	1,500,000	1,590,540
Covenant Retirement Communities, Inc.
Series 2013
12/01/2036	5.625%	2,000,000	2,284,580
Eskaton Properties, Inc.
Series 2012
11/15/2034	5.250%	1,250,000	1,359,925
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2036	5.000%	1,100,000	1,159,268
Total			28,097,169
Special Property Tax 11.8%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	1,505,000	1,574,335
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	705,000	736,930

6	Columbia Strategic California Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund (formerly Columbia California Tax-Exempt Fund), January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Carson Redevelopment Agency Successor Agency
Tax Allocation Bonds
Housing
Series 2010A
10/01/2030	5.000%	5,000,000	5,361,500
Cerritos Public Financing Authority
Tax Allocation Bonds
Los Coyotes Redevelopment Project Loan
Series 1993A (AMBAC)
11/01/2023	6.500%	2,000,000	2,374,000
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2030	5.000%	2,500,000	2,714,675
09/01/2038	5.000%	625,000	671,738
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,710,649
09/01/2036	5.000%	2,435,000	2,679,693
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	65,000	66,829
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	812,385
09/01/2044	5.000%	1,025,000	1,109,634
City of Palo Alto
Refunding & Improvement Special Assessment Bonds
Limited Obligation-University Ave.
Series 2012
09/02/2029	5.000%	800,000	875,912
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1
Series 2011
09/01/2030	5.375%	1,500,000	1,621,650
Corona-Norco Unified School District
Refunding Special Tax Bonds
Community Facilities District #98-1
Series 2013
09/01/2032	5.000%	1,300,000	1,445,366
Elk Grove Unified School District(e)
Refunding Special Tax Bonds
Capital Appreciation-Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2018	0.000%	2,720,000	2,667,939
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	3,000,000	3,420,420
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05/01/2023	5.250%	2,100,000	2,249,688
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,487,800
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,118,610
Los Angeles Community Redevelopment Agency
Tax Allocation Bonds
Hollywood Redevelopment Project
Series 1998C (NPFGC)
07/01/2018	5.375%	1,665,000	1,687,244
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/2035	5.625%	1,300,000	1,456,546
08/01/2040	5.750%	2,000,000	2,247,780
Oakdale Public Financing Authority
Tax Allocation Bonds
Central City Redevelopment Project
Series 2004
06/01/2033	5.375%	1,500,000	1,500,240
Pittsburg Successor Agency Redevelopment Agency(e)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	1,740,606
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2031	5.000%	1,355,000	1,468,942
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B (BAM)
09/01/2035	5.000%	1,435,000	1,618,938
Riverside County Public Financing Authority
Tax Allocation Bonds
Series 2017A (BAM)
10/01/2040	4.000%	1,250,000	1,307,088

Columbia Strategic California Municipal Income Fund | Quarterly Report 2018	7

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund (formerly Columbia California Tax-Exempt Fund), January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Riverside Public Financing Authority
Unrefunded Revenue Bonds
Multiple Loans
Series 1991A
02/01/2018	8.000%	5,000	5,001
San Diego Redevelopment Agency Successor Agency(e)
Tax Allocation Bonds
Capital Appreciation
Series 2001 (AGM)
09/01/2020	0.000%	3,630,000	3,451,803
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,121,660
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,419,688
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District
Series 2012
09/01/2030	5.000%	640,000	698,106
09/01/2031	5.000%	685,000	746,273
09/01/2033	5.000%	505,000	549,268
Total			60,718,936
State Appropriated 6.1%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2029	5.000%	2,500,000	2,819,825
11/01/2037	5.000%	6,825,000	7,648,982
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/2031	5.000%	5,100,000	5,629,584
Series 2013A
03/01/2032	5.000%	1,500,000	1,688,520
03/01/2038	5.000%	2,500,000	2,788,825
Series 2014B
10/01/2039	5.000%	1,000,000	1,128,970
Various Capital Projects
Series 2011A
10/01/2031	5.125%	5,000,000	5,521,250
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	3,895,000	4,391,652
Total			31,617,608
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 7.2%
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
10/01/2029	5.000%	3,000,000	3,171,330
04/01/2031	5.750%	2,750,000	2,883,953
04/01/2035	6.000%	4,000,000	4,197,760
04/01/2038	6.000%	10,500,000	11,007,885
11/01/2039	5.500%	4,965,000	5,296,314
Series 2010
03/01/2030	5.250%	1,000,000	1,076,520
03/01/2033	6.000%	4,000,000	4,364,720
03/01/2040	5.500%	4,800,000	5,181,504
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,007
Total			37,181,993
Tobacco 0.2%
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2017A-1
06/01/2029	5.000%	1,000,000	1,152,010
Turnpike / Bridge / Toll Road 4.1%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2042	4.000%	3,500,000	3,678,115
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 2014A
01/15/2046	5.750%	2,850,000	3,277,671
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	2,669,950
Riverside County Transportation Commission(e)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,145,519
06/01/2033	0.000%	2,940,000	1,559,229
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	1,604,950
Riverside County Transportation Commission
Revenue Bonds
Senior Lien
Series 2013A
06/01/2048	5.750%	1,500,000	1,672,005

8	Columbia Strategic California Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund (formerly Columbia California Tax-Exempt Fund), January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Joaquin Hills Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2014A
01/15/2044	5.000%	5,000,000	5,570,150
Total			21,177,589
Water & Sewer 1.1%
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/2040	5.000%	3,185,000	3,598,445
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2041	5.000%	2,000,000	2,272,840
Total			5,871,285
Total Municipal Bonds (Cost $470,401,458)			497,677,181
Money Market Funds 0.8%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.940%(h)	4,080,041	4,080,041
Total Money Market Funds (Cost $4,079,641)		4,080,041
Total Investments (Cost: $476,331,099)		503,607,222
Other Assets & Liabilities, Net		10,318,765
Net Assets		513,925,987

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $25,365,691, which represents 4.94% of net assets.
(e)	Zero coupon bond.
(f)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2018, the value of these securities amounted to $411,750, which represents 0.08% of net assets.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic California Municipal Income Fund | Quarterly Report 2018	9

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund (formerly Columbia California Tax-Exempt Fund), January 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	1,850,000	—	1,850,000
Municipal Bonds	—	497,677,181	—	497,677,181
Money Market Funds	4,080,041	—	—	4,080,041
Total Investments	4,080,041	499,527,181	—	503,607,222
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
10	Columbia Strategic California Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 1.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 0.8%
New York City Transitional Finance Authority(a),(b)
Subordinated Revenue Bonds
Future Tax Secured
VRDN Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.000%	5,000,000	5,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
VRDN Series 2012 (State Street Bank)
06/15/2032	0.980%	7,270,000	7,270,000
VRDN Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	0.970%	3,000,000	3,000,000
Total			15,270,000
Pennsylvania 0.1%
Geisinger Authority(a),(b)
Revenue Bonds
Geisinger Health System
VRDN Series 2013 (Wells Fargo Bank)
10/01/2043	0.970%	1,350,000	1,350,000
Utah 0.4%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
VRDN Series 2005A (JPMorgan Chase Bank NA)
05/15/2037	0.970%	2,000,000	2,000,000
VRDN Series 2005B
05/15/2037	0.970%	5,130,000	5,130,000
Total			7,130,000
Total Floating Rate Notes (Cost $23,750,000)			23,750,000

Municipal Bonds 97.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.6%
Alabama Public School & College Authority
Refunding Revenue Bonds
Series 2009A
05/01/2019	5.000%	10,000,000	10,443,300
Alaska 1.2%
City of Valdez
Refunding Revenue Bonds
BP Pipelines, Inc. Project
Series 2003B
01/01/2021	5.000%	19,460,000	21,104,175
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 0.2%
La Paz County Industrial Development Authority(c)
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2026	5.000%	1,250,000	1,369,337
02/15/2036	5.000%	2,800,000	2,947,504
Total			4,316,841
Arkansas 0.6%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/2029	5.000%	4,695,000	5,298,683
12/01/2031	5.000%	5,185,000	5,820,940
Total			11,119,623
California 16.9%
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,155,210
04/01/2029	5.000%	1,650,000	1,895,635
04/01/2030	5.000%	1,700,000	1,943,559
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,688,044
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	2,009,717
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,802,500
California Municipal Finance Authority
Refunding Revenue Bonds
Biola University
Series 2017
10/01/2033	5.000%	625,000	727,456
10/01/2034	5.000%	570,000	660,852
Retirement Housing Foundation
Series 2017
11/15/2032	5.000%	850,000	1,049,478
California School Finance Authority(c)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	2,085,000	2,292,624

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	5,510,000	6,230,873
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/2022	5.250%	3,395,000	3,827,727
Series 2012A
04/01/2028	5.000%	10,000,000	11,175,600
Series 2013I
11/01/2028	5.250%	9,225,000	10,757,549
11/01/2029	5.000%	5,000,000	5,722,700
11/01/2031	5.500%	2,930,000	3,431,968
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	15,350,000	17,594,630
California Statewide Communities Development Authority
Revenue Bonds
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/2034	5.000%	5,000,000	5,530,800
Series 2017
05/15/2033	5.000%	1,350,000	1,557,887
05/15/2034	5.000%	1,000,000	1,150,510
05/15/2035	5.000%	2,200,000	2,525,380
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	2,232,618
11/15/2031	5.000%	1,000,000	1,163,550
11/15/2032	5.000%	1,610,000	1,865,942
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2033	5.000%	550,000	622,034
01/01/2035	4.000%	1,000,000	1,028,030
City of Vernon Electric System
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	5,110,000	5,365,296
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	1,665,000	1,819,762
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3
01/15/2053	5.500%	9,000,000	10,183,680
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	6,082,072
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	5,000,000	5,696,100
Hartnell Community College District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,333,056
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2029	5.000%	5,000,000	5,663,950
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2033	5.000%	4,000,000	4,663,040
Manteca Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2024	0.000%	5,000,000	4,257,400
Monrovia Unified School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
08/01/2021	5.250%	5,600,000	6,204,744
Oakland Unified School District/Alameda County
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Election of 2006
Series 2009A
08/01/2029	6.125%	14,500,000	15,498,180
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	3,000,000	3,500,610
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	17,808,840
San Francisco City & County Airports Commission - San Francisco International Airport
Revenue Bonds
Series 2010A
05/01/2029	4.900%	5,000,000	5,283,050

2	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Joaquin Hills Transportation Corridor Agency(d)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	19,154,483
San Jose Financing Authority
Refunding Revenue Bonds
Civic Center Project
Series 2013A
06/01/2029	5.000%	12,000,000	13,837,560
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/2022	5.250%	2,500,000	2,828,575
Windy Point/Windy Flats Project
Series 2010-1
07/01/2028	5.000%	10,000,000	10,779,500
07/01/2030	5.000%	15,875,000	17,096,899
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	5,000,000	5,764,400
Various Purpose
Series 2009
10/01/2022	5.250%	25,000,000	26,568,500
Series 2010
03/01/2025	5.000%	1,000,000	1,068,440
Series 2011
09/01/2031	5.000%	10,000,000	11,079,000
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,135,410
09/01/2033	5.000%	1,250,000	1,418,350
West Contra Costa Unified School District(d)
Unlimited General Obligation Bonds
Series 2005 (NPFGC)
08/01/2020	0.000%	7,285,000	6,912,955
Total			306,646,725
Colorado 2.8%
Board of Governors of Colorado State University System
Refunding Revenue Bonds
Series 2013A
03/01/2031	5.000%	4,560,000	5,584,997
City & County of Denver Airport System
Revenue Bonds
Series 2012B
11/15/2032	5.000%	10,000,000	11,274,700
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2027	5.000%	4,000,000	4,381,600
Series 2015
12/01/2026	5.000%	1,860,000	2,101,782
12/01/2028	5.000%	1,000,000	1,114,670
12/01/2030	5.000%	1,400,000	1,549,940
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,274,500
NCMC, Inc. Project
Series 2016
05/15/2027	5.000%	1,440,000	1,672,344
Park Creek Metropolitan District
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,700,085
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	3,399,172
Prerefunded 06/01/20 Certificate of Participation
Series 2010A
06/01/2025	5.000%	9,135,000	9,825,149
Unrefunded Certificate of Participation
Series 2010A
06/01/2025	5.000%	865,000	926,233
University of Colorado Hospital Authority
Revenue Bonds
Series 2012A
11/15/2027	5.000%	3,750,000	4,246,275
Total			50,051,447
Connecticut 0.4%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	1,615,000	1,716,357
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Trinity College
Series 1998F (NPFGC)
07/01/2021	5.500%	695,000	745,089

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2022	7.000%	4,984,000	5,402,556
Total			7,864,002
Delaware 0.1%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
BayHealth Medical Center Project
Series 2017
07/01/2033	4.000%	525,000	550,615
07/01/2034	4.000%	500,000	522,750
07/01/2035	4.000%	500,000	521,525
Total			1,594,890
District of Columbia 2.3%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,434,520
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	3,000,000	3,322,590
Metropolitan Washington Airports Authority
Revenue Bonds
Series 2009C
10/01/2025	5.250%	8,920,000	9,143,000
Metropolitan Washington Airports Authority Dulles Toll Road(d)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2024	0.000%	20,980,000	17,136,254
10/01/2025	0.000%	7,500,000	5,875,800
10/01/2026	0.000%	5,000,000	3,749,400
Total			42,661,564
Florida 7.9%
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2031	4.000%	2,000,000	2,135,420
Series 2016A
07/01/2031	4.000%	12,000,000	12,812,520
Citizens Property Insurance Corp.
Revenue Bonds
Senior Secured
Series 2012A-1
06/01/2021	5.000%	16,965,000	18,636,731
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates
Series 2008
01/01/2019	5.875%	685,000	707,578
City of Port St. Lucie Utility System
Refunding Revenue Bonds
Series 2016
09/01/2028	5.000%	1,200,000	1,402,104
County of Miami-Dade Aviation
Prerefunded 10/01/20 Revenue Bonds
Miami International
Series 2010
10/01/2025	5.500%	1,450,000	1,595,667
Refunding Revenue Bonds
Series 2014B
10/01/2032	5.000%	6,620,000	7,564,343
Unrefunded Revenue Bonds
Miami International
Series 2010
10/01/2025	5.500%	4,550,000	4,980,885
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/2029	5.000%	500,000	568,380
10/01/2031	5.000%	600,000	678,936
10/01/2033	5.000%	1,215,000	1,370,909
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
Series 2017B
10/01/2035	4.000%	5,000,000	5,257,800
System
Series 2008B (AGM)
10/01/2021	5.250%	20,000,000	22,465,600
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2034	5.875%	1,665,000	1,608,040
Florida Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
10/01/2030	5.000%	2,750,000	3,207,875
Series 2017A
10/01/2027	5.000%	5,000,000	6,014,700
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2031	5.000%	1,600,000	1,816,736
10/01/2032	5.000%	2,300,000	2,607,073

4	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lee County School Board (The)
Refunding Certificate of Participation
Series 2014A
08/01/2028	5.000%	2,000,000	2,305,900
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,453,430
Orange County Health Facilities Authority
Refunding Revenue Bonds
Orlando Health, Inc.
Series 2016A
10/01/2035	5.000%	3,000,000	3,362,820
Orange County School Board
Prerefunded 08/01/22 Certificate of Participation
Series 2012B
08/01/2026	5.000%	6,500,000	7,391,670
Refunding Certificate of Participation
Series 2016C
08/01/2033	5.000%	8,500,000	9,835,775
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2026	5.000%	4,620,000	5,391,401
08/01/2027	5.000%	2,500,000	2,908,175
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,837,325
School District of Broward County
Prerefunded 07/01/22 Certificate of Participation
Series 2012A
07/01/2025	5.000%	3,830,000	4,337,283
Unrefunded Certificate of Participation
Series 2012A
07/01/2025	5.000%	1,450,000	1,619,215
Southeast Overtown Park West Community Redevelopment Agency(c)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	3,235,226
Sterling Hill Community Development District(e)
Special Assessment Bonds
Series 2003B
11/01/2010	5.500%	137,787	96,451
Volusia County Educational Facility Authority
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,698,010
Total			142,903,978
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 1.5%
City of Atlanta Department of Aviation
Subordinated Refunding Revenue Bonds
General Lien
Series 2014
01/01/2032	5.000%	2,000,000	2,289,820
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2015
11/01/2030	5.000%	2,500,000	2,902,850
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2030	6.000%	5,000,000	5,413,700
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	4,148,037
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2037	5.000%	2,000,000	2,121,240
Georgia State Road & Tollway Authority(c),(d)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	435,719
06/01/2034	0.000%	3,750,000	1,303,500
Monroe County Development Authority
Refunding Revenue Bonds
Georgia Power Co.-Scherer
1st Series 2017
07/01/2049	2.050%	1,500,000	1,481,025
Richmond County Hospital Authority
Refunding Revenue Bonds
University Health Services, Inc. Project
Series 2016
01/01/2027	5.000%	2,000,000	2,335,920
State of Georgia
Unlimited General Obligation Bonds
Series 2012A
07/01/2031	4.000%	5,000,000	5,380,900
Total			27,812,711

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Idaho 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2024	7.000%	2,980,000	3,324,697
Illinois 9.0%
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2014B
01/01/2029	5.000%	6,150,000	6,932,587
Series 2016B
01/01/2035	4.000%	3,500,000	3,644,550
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,275,340
Refunding Revenue Bonds
General Senior Lien
Series 2013B
01/01/2028	5.250%	11,180,000	12,598,630
Passenger Facility Charge
Series 2012A
01/01/2028	5.000%	2,590,000	2,864,592
01/01/2029	5.000%	2,500,000	2,759,100
01/01/2030	5.000%	3,000,000	3,303,810
Chicago Park District
Unlimited General Obligation Refunding Bonds
Limited Tax
Series 2014B
01/01/2029	5.000%	2,500,000	2,769,600
Chicago Transit Authority
Revenue Bonds
Series 2011
12/01/2029	5.250%	7,485,000	8,200,641
12/01/2030	5.250%	1,925,000	2,106,836
City of Chicago
Unlimited General Obligation Bonds
Series 2002B
01/01/2027	5.125%	3,155,000	3,408,978
Series 2015A
01/01/2023	5.000%	5,000,000	5,427,400
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2030	5.250%	3,000,000	3,230,010
01/01/2032	5.250%	3,845,000	4,099,923
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
Second Lien
Series 2017B
01/01/2033	5.000%	7,085,000	7,824,036
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2027	5.000%	1,250,000	1,424,525
Illinois Finance Authority
Refunding Revenue Bonds
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	11,237,100
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	13,851,875
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2032	5.000%	9,600,000	10,841,760
Unrefunded Revenue Bonds
Senior Series 2016A
12/01/2031	4.000%	12,000,000	12,631,920
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/2032	5.000%	1,800,000	2,040,624
01/01/2033	5.000%	2,000,000	2,260,340
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/2019	5.000%	5,000,000	5,205,950
06/01/2021	5.250%	12,000,000	13,201,320
Series 2017
06/01/2027	5.000%	2,185,000	2,515,350
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	10,100,000	10,963,550
Series 2014
02/01/2031	5.250%	5,000,000	5,270,350
Total			162,890,697
Indiana 0.6%
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien
Series 2014A
10/01/2032	5.000%	1,400,000	1,579,648

6	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Finance Authority
Revenue Bonds
1st Lien-CWA Authority, Inc.
Series 2011A
10/01/2025	5.250%	1,750,000	1,957,813
2nd Lien-CWA Authority, Inc.
Series 2011B
10/01/2023	5.250%	7,035,000	7,851,904
Total			11,389,365
Kentucky 1.1%
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,541,640
Louisville & Jefferson County Metropolitan Sewer District
Prerefunded 05/15/19 Revenue Bonds
Series 2009A
05/15/2021	5.000%	7,445,000	7,778,461
05/15/2022	5.000%	7,825,000	8,175,482
Total			20,495,583
Louisiana 0.8%
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/2025	6.000%	4,250,000	4,398,750
Parish of St. Charles
Revenue Bonds
Valero Energy Corp.
Series 2010
12/01/2040	4.000%	9,320,000	9,921,699
Total			14,320,449
Maryland 0.1%
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp.
Series 2017
04/01/2036	5.000%	1,000,000	1,037,150
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,458,795
Total			2,495,945
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 2.9%
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	10,000,000	6,960,900
Massachusetts Bay Transportation Authority
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/2021	7.000%	2,395,000	2,622,238
Massachusetts Clean Water Trust (The)
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/2019	6.000%	2,500,000	2,667,875
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,148,190
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,847,116
08/15/2032	5.000%	4,120,000	4,698,901
08/15/2033	5.000%	4,845,000	5,511,721
UMASS Memorial Healthcare
Series 2017
07/01/2028	5.000%	3,000,000	3,454,290
Revenue Bonds
Dana-Farber Cancer Institute
Series 2016
12/01/2034	5.000%	1,000,000	1,147,420
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,443,572
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	1,986,740
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	2,670,000	3,207,177
Massachusetts Water Pollution Abatement Trust (The)
Prerefunded 08/01/19 Revenue Bonds
State Revolving Fund
Series 2009-14
08/01/2024	5.000%	12,530,000	13,184,567

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Water Resources Authority
Refunding Revenue Bonds
Green Bonds
Series 2016C
08/01/2036	4.000%	2,000,000	2,115,160
Total			52,995,867
Michigan 1.8%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2026	5.250%	2,000,000	2,218,740
07/01/2027	5.250%	1,500,000	1,635,930
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care Corp.
Series 2015
05/15/2029	5.000%	1,800,000	2,060,568
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	800,000	885,816
Series 2014H-1
10/01/2026	5.000%	3,300,000	3,729,858
Trinity Health Corp.
Series 2017
12/01/2034	5.000%	1,500,000	1,737,105
12/01/2035	5.000%	2,000,000	2,310,640
Trinity Health Credit
Series 2017
12/01/2031	5.000%	2,500,000	2,904,200
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2033	5.000%	5,000,000	5,544,450
Senior Lien - Great Lakes Water Authority
Series 2014C-3 (AGM)
07/01/2032	5.000%	1,000,000	1,123,320
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2032	5.000%	4,075,000	4,499,574
State of Michigan Trunk Line
Revenue Bonds
Series 2011
11/15/2027	5.000%	1,000,000	1,108,450
11/15/2028	5.000%	1,000,000	1,107,680
11/15/2029	5.000%	1,205,000	1,332,899
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wayne County Airport Authority
Refunding Revenue Bonds
Series 2017C
12/01/2027	5.000%	1,000,000	1,185,050
Total			33,384,280
Minnesota 1.2%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	3,149,189
05/01/2030	5.000%	850,000	978,206
City of St. Cloud
Refunding Revenue Bonds
Centracare Health
Series 2016A
05/01/2027	5.000%	1,785,000	2,101,159
County of Rice(c)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	745,000	793,254
Dakota County Community Development Agency
Revenue Bonds
Sanctuary at West St. Paul Project
Series 2015
08/01/2030	5.750%	1,075,000	1,046,996
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,233,718
11/15/2035	4.000%	755,000	796,918
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	7,349,824
Sartell-St. Stephen Independent School District No. 748(d)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2030	0.000%	2,065,000	1,385,656
02/01/2031	0.000%	2,190,000	1,409,462
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	1,038,590
Total			21,282,972

8	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi 0.2%
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	4,056,325
Missouri 1.2%
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	7,109,084
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2026	5.000%	1,300,000	1,433,484
02/01/2029	5.000%	5,975,000	6,493,092
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,695,000	2,867,911
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,278,320
Poplar Bluff Regional Transportation Development District
Revenue Bonds
Series 2012
12/01/2026	3.250%	325,000	333,037
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	1,440,000	1,541,981
Total			22,056,909
Nebraska 0.7%
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	11,865,000	13,591,476
Nevada 2.1%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2027	5.000%	3,250,000	3,545,067
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,133,360
09/01/2033	5.000%	1,000,000	1,126,380
City of Sparks(c)
Tax Anticipation Revenue Bonds
Senior Sales
Series 2008A
06/15/2020	6.500%	2,700,000	2,726,838
Clark County School District
Limited General Obligation Bonds
Series 2015D
06/15/2030	4.000%	9,360,000	9,957,449
County of Clark
Limited General Obligation Refunding Bonds
Transportation
Series 2009A
12/01/2028	5.000%	10,740,000	11,383,863
County of Clark Department of Aviation
Subordinated Revenue Bonds
System Lien
Series 2009C (AGM)
07/01/2025	5.000%	8,190,000	8,582,383
Total			38,455,340
New Hampshire 0.5%
New Hampshire Health & Education Facilities Authority Act
Prerefunded 07/01/19 Revenue Bonds
University System
Series 2009A
07/01/2023	5.000%	8,370,000	8,778,205
New Jersey 2.3%
Essex County Improvement Authority
Refunding Revenue Bonds
County Guaranteed Project Consolidation
Series 2004 (NPFGC)
10/01/2026	5.500%	750,000	923,610
Hudson County Improvement Authority
Refunding Revenue Bonds
Hudson County Lease Project
Series 2010 (AGM)
10/01/2024	5.375%	2,000,000	2,342,840
Manalapan-Englishtown Regional Board of Education
Unlimited General Obligation Refunding Bonds
Series 2004 (NPFGC)
12/01/2020	5.750%	1,325,000	1,461,038

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority
Prerefunded 06/01/20 Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/2021	5.000%	1,000,000	1,074,350
Refunding Revenue Bonds
New Jersey American Water Co.
Series 2010A
06/01/2023	4.450%	1,000,000	1,052,680
Subordinated Series 2017A
07/01/2029	3.125%	3,475,000	3,286,308
New Jersey Economic Development Authority(d)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges
Series 2004 (NPFGC)
07/01/2021	0.000%	1,255,000	1,150,220
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2006A
12/15/2020	5.250%	1,000,000	1,076,810
Series 2006A (AGM)
12/15/2021	5.500%	4,700,000	5,222,311
12/15/2022	5.250%	4,000,000	4,479,800
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017B
01/01/2029	5.000%	5,880,000	6,998,552
Series 2017E
01/01/2029	5.000%	1,500,000	1,786,785
Series 2017G
01/01/2035	5.000%	8,500,000	9,829,910
Robbinsville Board of Education
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
01/01/2028	5.250%	500,000	619,570
Total			41,304,784
New Mexico 0.2%
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	3,000,000	3,543,450
New York 10.3%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2024	5.000%	700,000	807,135
07/01/2025	5.000%	1,000,000	1,161,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Nassau
Prerefunded 04/01/24 Limited General Obligation Bonds
Series 2014A
04/01/2027	5.000%	12,025,000	14,114,584
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,803,500
Long Island Power Authority
Refunding Revenue Bonds
Series 2016B
09/01/2030	5.000%	1,535,000	1,784,606
Revenue Bonds
Series 2012B
09/01/2026	5.000%	5,000,000	5,632,350
New York City Transitional Finance Authority
Unrefunded Revenue Bonds
Future Tax Secured
Series 2009
05/01/2027	5.000%	7,355,000	7,676,413
New York City Transitional Finance Authority Future Tax Secured
Subordinated Revenue Bonds
Future Tax
Series 2016E-1
02/01/2032	5.000%	13,000,000	15,056,730
New York State Dormitory Authority
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/2030	5.250%	4,750,000	4,972,775
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/2026	5.500%	14,635,000	15,446,511
07/01/2027	5.500%	10,675,000	11,266,929
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/2024	5.000%	3,500,000	3,661,140
General Purpose
Series 2017A
02/15/2027	5.000%	10,000,000	12,001,800
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,610,730
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	11,186,343

10	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2023	5.250%	3,245,000	3,758,262
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2022	5.500%	6,730,000	7,710,561
Upstate Community-State Supported
Series 2005B (NPFGC)
07/01/2021	5.500%	6,345,000	7,141,298
New York State Thruway Authority
Revenue Bonds
General
2nd Series 2005B (AMBAC)
04/01/2020	5.500%	10,840,000	11,737,769
Series 2012I
01/01/2024	5.000%	8,500,000	9,496,030
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,144,480
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/2020	5.000%	10,460,000	10,612,507
Revenue Bonds
State Personal Income Tax-State Facilities
Series 2004A-2 (NPFGC)
03/15/2020	5.500%	20,000,000	21,623,000
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 154th
Series 2009
09/01/2026	4.750%	1,000,000	1,035,570
Total			186,442,623
North Carolina 3.2%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,625,041
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/19 Revenue Bonds
Series 2009B
01/01/2026	5.000%	21,105,000	21,796,189
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,063,980
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
United Methodist Retirement
Series 2017
10/01/2037	5.000%	1,100,000	1,208,174
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,301,160
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	10,000,000	11,893,200
Series 2017B
05/01/2027	5.000%	10,000,000	12,079,800
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,288,080
04/01/2036	4.000%	1,000,000	1,070,710
University of North Carolina At Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,176,904
06/01/2032	4.000%	500,000	532,040
Total			58,035,278
Ohio 1.9%
American Municipal Power, Inc.
Prerefunded 02/15/22 Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2024	5.000%	2,000,000	2,243,920
Refunding Revenue Bonds
AMP Fremont Energy Center
Series 2017
02/15/2029	5.000%	2,000,000	2,355,800
Series 2015A
02/15/2032	5.250%	12,000,000	13,366,680
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2031	5.000%	3,000,000	3,511,560
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2021	5.500%	2,000,000	2,218,300

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2011
01/01/2025	5.000%	3,750,000	4,091,362
Series 2017
01/01/2029	5.000%	5,000,000	6,003,950
Total			33,791,572
Oklahoma 0.2%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,312,040
09/01/2028	5.000%	1,575,000	1,812,998
Total			4,125,038
Oregon 0.5%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	1,000,000	1,057,990
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(d)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	4,051,701
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	3,500,000	4,047,995
Total			9,157,686
Pennsylvania 3.9%
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2027	5.000%	2,500,000	2,806,725
01/01/2028	5.000%	3,840,000	4,283,213
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,614,613
Delaware River Port Authority
Refunding Revenue Bonds
Port District Project
Series 2012
01/01/2027	5.000%	1,835,000	1,998,847
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Elizabeth Forward School District(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1994B Escrowed to Maturity (NPFGC)
09/01/2021	0.000%	2,210,000	2,067,521
Lancaster County Solid Waste Management Authority
Revenue Bonds
Series 2013A
12/15/2029	5.250%	3,100,000	3,490,476
Northampton County General Purpose Authority
Prerefunded 08/15/18 Revenue Bonds
Saint Luke’s Hospital Project
Series 2008A
08/15/2021	5.125%	3,715,000	3,790,229
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	4,398,949
08/15/2027	5.000%	1,745,000	2,001,986
Pennsylvania Turnpike Commission
Prerefunded 12/01/20 Revenue Bonds
Subordinated Series 2011A
12/01/2031	5.625%	1,815,000	2,002,526
Prerefunded 12/01/20 Revenue Bonds
Series 2011A
12/01/2031	5.625%	1,460,000	1,610,847
Subordinated Series 2011A
12/01/2031	5.625%	4,875,000	5,378,685
Revenue Bonds
Series 2015B
12/01/2030	5.000%	525,000	601,319
Series 2016A-1
12/01/2035	5.000%	3,500,000	3,968,300
12/01/2036	5.000%	3,250,000	3,677,212
Series 2017A-1
12/01/2028	5.000%	1,500,000	1,764,885
12/01/2029	5.000%	1,650,000	1,933,685
Pennsylvania Turnpike Commission(f)
Prerefunded 12/01/20 Revenue Bonds
Capital Appreciation
Subordinated Series 2010B-2
12/01/2024	5.350%	20,000,000	21,973,600
Total			70,363,618
Rhode Island 0.4%
Rhode Island Commerce Corp.
Prerefunded 06/15/19 Revenue Bonds
Grant Anticipation-Department of Transportation
Series 2009A (AGM)
06/15/2021	5.250%	2,000,000	2,101,520

12	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island Depositors Economic Protection Corp.
Revenue Bonds
Series 1993A Escrowed to Maturity (AGM)
08/01/2021	5.750%	2,165,000	2,455,954
Rhode Island Health & Educational Building Corp.
Prerefunded 05/15/19 Revenue Bonds
Hospital Financing-Lifespan Obligation
Series 2009A (AGM)
05/15/2030	6.250%	500,000	530,325
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,480,921
10/01/2034	4.000%	525,000	551,093
Total			7,119,813
South Carolina 2.1%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2025	5.000%	1,000,000	1,180,480
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	3,250,000	3,664,050
11/01/2032	5.000%	5,000,000	5,620,700
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2031	5.000%	5,000,000	5,441,650
Greenville County School District
Refunding Revenue Bonds
Building Equity Sooner
Series 2005
12/01/2018	5.500%	5,000,000	5,172,400
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	3,500,000	3,685,990
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	590,000	628,657
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	410,000	411,468
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/2026	5.000%	7,000,000	8,008,910
Series 2016A
12/01/2030	5.000%	4,000,000	4,554,040
Total			38,368,345
South Dakota 0.4%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2026	5.000%	1,000,000	1,162,050
11/01/2027	5.000%	530,000	611,874
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	1,974,465
09/01/2030	5.000%	2,250,000	2,599,763
Total			6,348,152
Tennessee 0.1%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,132,330
10/01/2030	5.000%	500,000	551,345
Total			1,683,675
Texas 11.2%
Austin Convention Enterprises, Inc.
Refunding Revenue Bonds
Convention Center 1st Tier
Series 2017
01/01/2028	5.000%	1,850,000	2,175,433
Austin Independent School District
Unlimited General Obligation Bonds
Permanent School Fund Guaranteed
Series 2017
08/01/2027	5.000%	2,960,000	3,538,354
08/01/2028	5.000%	3,085,000	3,669,515
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2031	5.750%	15,230,000	16,957,691

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Subordinated Revenue Bonds
Series 2016
01/01/2028	5.000%	1,000,000	1,138,430
01/01/2029	5.000%	1,680,000	1,903,709
01/01/2030	5.000%	2,045,000	2,308,130
Revenue Bonds
Senior Lien
Series 2010
01/01/2020	5.750%	1,250,000	1,337,325
Series 2010 Escrowed to Maturity
01/01/2019	5.750%	565,000	586,809
Series 2015A
01/01/2030	5.000%	1,550,000	1,751,360
Central Texas Turnpike System
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2031	5.000%	7,500,000	8,417,325
08/15/2032	5.000%	6,000,000	6,711,120
08/15/2034	5.000%	10,240,000	11,395,789
City of Arlington
Refunding Special Tax Bonds
Senior Lien
Series 2017 (AGM)
02/15/2030	5.000%	1,000,000	1,145,790
02/15/2031	5.000%	1,000,000	1,143,040
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2034	5.000%	800,000	920,072
11/15/2035	5.000%	1,000,000	1,148,430
City of Houston
Refunding Revenue Bonds
Convention & Entertainment
Series 2015
09/01/2027	5.000%	1,215,000	1,376,158
09/01/2029	5.000%	1,500,000	1,688,400
Convention & Entertainment Facilities
Series 2014
09/01/2030	5.000%	1,000,000	1,122,410
City of Houston Airport System
Subordinated Refunding Revenue Bonds
Lien
Series 2012B
07/01/2028	5.000%	7,000,000	7,770,210
City of Houston Combined Utility System
Refunding Revenue Bonds
Combination 1st Lien
Series 2017B
11/15/2034	5.000%	2,710,000	3,174,087
11/15/2035	5.000%	4,055,000	4,738,186
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
First Lien
Series 2016B
11/15/2034	5.000%	10,000,000	11,584,400
City of Lubbock
Limited General Obligation Notes
CTFS Obligation
Series 2016
02/15/2033	4.000%	1,000,000	1,058,470
02/15/2034	4.000%	1,000,000	1,055,560
City of San Antonio Electric & Gas Systems
Revenue Bonds
Series 2017
02/01/2029	5.000%	1,000,000	1,202,690
02/01/2030	5.000%	1,820,000	2,178,722
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	12,195,175
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/2028	5.000%	21,380,000	23,121,401
Duncanville Independent School District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Series 2005 (Permanent School Fund Guarantee)
02/15/2022	0.000%	2,000,000	1,844,160
Harris County-Houston Sports Authority
Refunding Revenue Bonds
2nd Lien
Series 2014C
11/15/2032	5.000%	500,000	557,065
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/2031	6.500%	535,000	614,683
05/15/2031	6.500%	465,000	534,257
Lower Colorado River Authority
Refunding Revenue Bonds
LCRA Transmission Services Corp.
Series 2011
05/15/2027	5.000%	11,195,000	12,253,935
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.000%	1,250,000	1,243,513
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	4,000,000	3,334,720

14	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015A
07/01/2030	5.000%	7,800,000	6,512,688
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2027	4.250%	615,000	616,538
08/15/2037	5.000%	530,000	531,903
North Harris County Regional Water Authority
Prerefunded 12/15/18 Revenue Bonds
Senior Lien
Series 2008
12/15/2020	5.250%	4,415,000	4,560,916
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,146,960
2nd Tier
Series 2015A
01/01/2032	5.000%	16,800,000	18,838,848
Series 2016A
01/01/2027	5.000%	2,550,000	2,898,381
System-2nd Tier
01/01/2031	5.000%	1,415,000	1,581,913
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2012
10/01/2021	5.000%	2,300,000	2,512,704
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2024	5.750%	1,590,000	1,747,919
Texas City Industrial Development Corp.
Refunding Revenue Bonds
Arco Pipe Line Co. Project
Series 1990
10/01/2020	7.375%	3,000,000	3,376,980
Uptown Development Authority
Prerefunded 09/01/19 Tax Allocation Bonds
Infrastructure Improvement Facilities
Series 2009
09/01/2022	5.000%	750,000	789,998
Total			204,012,272
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.2%
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2031	5.000%	750,000	879,600
07/01/2032	5.000%	1,000,000	1,168,310
07/01/2033	5.000%	1,000,000	1,163,840
Total			3,211,750
Vermont 0.8%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	12,445,000	14,139,387
Virgin Islands, U.S. 0.0%
Virgin Islands Water & Power Authority - Electric System(g)
Refunding Revenue Bonds
Series 2012A
07/01/2021	4.000%	455,000	277,550
Virginia 0.1%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2026	4.250%	1,000,000	1,001,460
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2030	5.000%	1,500,000	1,524,270
Total			2,525,730
Washington 1.5%
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	2,960,000	2,964,470
12/01/2030	5.750%	2,820,000	2,830,321
State of Washington
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2010B
08/01/2026	5.000%	10,000,000	10,522,400
Unlimited General Obligation Bonds
Series 2015A-1
08/01/2030	5.000%	8,720,000	10,150,167

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission(c)
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	320,000	339,248
07/01/2035	6.750%	1,090,000	1,159,030
Total			27,965,636
West Virginia 0.2%
West Virginia Hospital Finance Authority
Revenue Bonds
Charleston Area Medical Center, Inc.
Series 1993A Escrowed to Maturity
09/01/2023	6.500%	3,515,000	3,980,034
Wisconsin 1.2%
Public Finance Authority
Refunding Revenue Bonds
Celanese Project
Series 2016D
11/01/2030	4.050%	1,485,000	1,523,714
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,088,600
State of Wisconsin
Revenue Bonds
Series 2009A
05/01/2022	5.000%	1,000,000	1,043,440
05/01/2023	5.125%	14,000,000	14,628,040
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/2031	5.000%	1,000,000	1,120,410
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/2034	5.000%	2,500,000	2,718,175
Total			22,122,379
Total Municipal Bonds (Cost $1,701,363,289)			1,774,556,138

Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.940%(h)	1,106,979	1,106,979
Total Money Market Funds (Cost $1,106,978)		1,106,979
Total Investments (Cost $1,726,220,267)		1,799,413,117
Other Assets & Liabilities, Net		18,136,753
Net Assets		$1,817,549,870

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $22,845,569, which represents 1.26% of net assets.
(d)	Zero coupon bond.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2018, the value of these securities amounted to $96,451, which represents 0.01% of net assets.
(f)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2018, the value of these securities amounted to $277,550, which represents 0.02% of net assets.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2018.
16	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	23,750,000	—	23,750,000
Municipal Bonds	—	1,774,556,138	—	1,774,556,138
Money Market Funds	1,106,979	—	—	1,106,979
Total Investments	1,106,979	1,798,306,138	—	1,799,413,117
Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
18	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 1.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.3%
Massachusetts Health & Educational Facilities Authority(a),(b)
Revenue Bonds
Partners Health
VRDN Series 2009P-2 (JPMorgan Chase Bank)
07/01/2027	1.120%	3,000,000	3,000,000
Total Floating Rate Notes (Cost $3,000,000)			3,000,000

Municipal Bonds 96.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.4%
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/2031	5.000%	1,900,000	2,190,795
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	707,592
07/01/2027	5.000%	300,000	351,570
Total			3,249,957
Assisted Living 0.6%
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/2027	5.125%	1,500,000	1,500,045
Charter Schools 1.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,800,000	1,935,594
International Charter School
Series 2015
04/15/2025	5.000%	500,000	558,830
04/15/2033	5.000%	1,335,000	1,437,661
Total			3,932,085
Higher Education 21.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	701,274
10/01/2026	5.000%	200,000	233,910
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,214,679
Series 2016BB3
10/01/2028	5.000%	3,460,000	4,214,522
College of the Holy Cross
Series 2016A
09/01/2034	5.000%	500,000	584,625
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,726,410
01/01/2034	5.000%	1,000,000	1,148,190
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,000	3,453,556
10/01/2028	5.000%	1,100,000	1,247,972
Tufts University
Series 2015Q
08/15/2030	5.000%	1,000,000	1,157,350
Western New England University
Series 2015
09/01/2032	5.000%	500,000	552,260
09/01/2033	5.000%	1,225,000	1,345,307
09/01/2034	5.000%	1,285,000	1,406,600
Worcester Polytechnic Institute
Series 2016
09/01/2032	5.000%	880,000	1,012,977
09/01/2033	5.000%	700,000	803,495
09/01/2034	5.000%	500,000	572,295
Series 2017
09/01/2035	5.000%	230,000	266,391
09/01/2037	5.000%	290,000	333,546
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	1,030,078
10/01/2033	5.000%	900,000	1,043,451
Bentley University
Series 2016
07/01/2035	4.000%	1,000,000	1,049,540
07/01/2036	4.000%	1,000,000	1,045,800
Brandeis University
Series 2010O-2
10/01/2024	5.000%	5,000,000	5,286,400
Massachusetts College-Pharmacy & Allied Health
Series 2013
07/01/2025	5.000%	675,000	759,571
Merrimack College
Series 2012A
07/01/2027	5.000%	1,075,000	1,173,932

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Simmons College
Series 2013J
10/01/2024	5.250%	500,000	575,315
10/01/2025	5.500%	450,000	520,610
Unrefunded Revenue Bonds
Suffolk University
Series 2009
07/01/2024	6.000%	745,000	789,119
Massachusetts Health & Educational Facilities Authority
Refunding Revenue Bonds
Berklee College of Music
Series 2007
10/01/2032	5.000%	170,000	170,541
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	3,000,000	3,603,570
Massachusetts Institute of Technology
Series 2002K
07/01/2022	5.500%	1,000,000	1,157,220
Northeastern University
Series 2008T-1
10/01/2028	5.000%	1,750,000	1,969,327
Series 2008T-2
10/01/2029	5.000%	4,045,000	4,548,117
Massachusetts State College Building Authority
Revenue Bonds
Series 2012A
05/01/2029	5.000%	3,000,000	3,342,600
Total			51,040,550
Hospital 18.0%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Caregroup
Series 2015H-1
07/01/2030	5.000%	1,170,000	1,328,640
Series 2016I
07/01/2033	5.000%	3,000,000	3,383,700
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	3,000,000	3,430,260
08/15/2034	5.000%	2,250,000	2,553,097
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	3,183,952
Series 2016
07/01/2031	5.000%	3,000,000	3,464,880
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Shore Hospital
Series 2016I
07/01/2029	5.000%	2,000,000	2,284,260
07/01/2030	5.000%	1,400,000	1,591,198
UMass Memorial Health Care
Series 2016I
07/01/2030	5.000%	2,295,000	2,597,550
UMASS Memorial Healthcare
Series 2017
07/01/2031	5.000%	1,000,000	1,136,580
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/2028	5.000%	1,000,000	1,128,910
07/01/2034	5.000%	1,500,000	1,664,925
Berkshire Health System
Series 2012G
10/01/2026	5.000%	1,200,000	1,315,068
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,373,556
Milford Regional Medical Center
Series 2014F
07/15/2026	5.000%	315,000	339,561
Southcoast Health System Obligation Group
Series 2013
07/01/2027	5.000%	1,050,000	1,166,949
UMass Memorial Health Care Obligation
Series 2011H
07/01/2026	5.125%	2,000,000	2,159,140
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,850,000	2,033,687
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2022	5.000%	1,500,000	1,504,290
Partners HealthCare System
Series 2010J-2
07/01/2022	5.000%	5,000,000	5,238,800
Total			42,879,003
Joint Power Authority 1.8%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,172,800

2	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Clean Energy Cooperative Corp.
Revenue Bonds
Municipal Lighting Plant Cooperative
Series 2013
07/01/2027	5.000%	2,720,000	3,090,301
Total			4,263,101
Local General Obligation 1.0%
City of Fall River
Limited General Obligation Refunding Bonds
State Qualified
Series 2012
03/01/2021	4.000%	335,000	357,194
Town of Braintree
Limited General Obligation Refunding Bonds
Series 2015
05/15/2027	5.000%	1,000,000	1,196,830
05/15/2028	5.000%	600,000	722,004
Total			2,276,028
Multi-Family 1.5%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2033	5.000%	1,235,000	1,368,466
10/01/2034	5.000%	2,000,000	2,208,280
Total			3,576,746
Municipal Power 0.3%
Guam Power Authority(d)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/2024	5.000%	630,000	695,898
Other Bond Issue 6.9%
Boston Housing Authority
Revenue Bonds
Capital Fund Program
Series 2008 (AGM)
04/01/2020	5.000%	2,135,000	2,147,810
04/01/2023	5.000%	1,865,000	1,876,134
04/01/2024	5.000%	3,250,000	3,269,273
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2014
05/01/2029	5.000%	1,000,000	1,156,990
05/01/2031	5.000%	1,000,000	1,148,940
Series 2017 (BAM)
05/01/2034	5.000%	500,000	582,405
05/01/2035	5.000%	500,000	581,085
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	2,948,850
04/01/2035	5.000%	2,350,000	2,765,386
Total			16,476,873
Prep School 0.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/2030	5.000%	1,035,000	1,157,440
Revenue Bonds
Park School
Series 2012
09/01/2020	5.000%	150,000	160,556
09/01/2021	5.000%	330,000	360,928
Total			1,678,924
Refunded / Escrowed 9.0%
Berkshire Wind Power Cooperative Corp.
Prerefunded 01/01/20 Revenue Bonds
Series 2010-1
07/01/2024	5.250%	3,785,000	4,047,300
07/01/2025	5.000%	2,000,000	2,129,200
Massachusetts Development Finance Agency
Prerefunded 04/01/21 Revenue Bonds
Broad Institute
Series 2011A
04/01/2023	5.250%	1,000,000	1,108,880
Prerefunded 07/01/20 Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/2030	6.375%	2,600,000	2,859,558
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,845,000	2,117,267
Revenue Bonds
Noble & Greenough School
Series 2011 Escrowed to Maturity
04/01/2021	4.000%	1,500,000	1,603,410
Massachusetts State College Building Authority(e)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,023,520

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Water Pollution Abatement Trust (The)
Prerefunded 08/01/19 Revenue Bonds
State Revolving Fund
Series 2009-14
08/01/2024	5.000%	3,100,000	3,261,944
Puerto Rico Highway & Transportation Authority(d)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	1,075,000	1,220,415
Total			21,371,494
Retirement Communities 1.2%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	1,250,000	1,426,638
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,490,055
Total			2,916,693
Sales Tax 6.3%
Massachusetts Bay Transportation Authority(e)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,088,270
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2005B (NPFGC)
07/01/2023	5.500%	2,890,000	3,411,385
Senior Series 2006A
07/01/2022	5.250%	3,500,000	4,000,500
Senior Series 2008B
07/01/2023	5.000%	910,000	1,050,922
Massachusetts School Building Authority
Revenue Bonds
Senior Series 2011B
10/15/2027	5.000%	4,000,000	4,447,280
Total			14,998,357
Special Non Property Tax 0.4%
Territory of Guam(d)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	950,000	996,702
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 1.8%
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/2025	5.000%	3,210,000	3,546,344
07/01/2027	5.000%	775,000	852,957
Total			4,399,301
State Appropriated 0.8%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/2021	6.000%	1,750,000	1,881,933
State General Obligation 12.0%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016I
12/01/2030	5.000%	3,000,000	3,559,530
Limited General Obligation Refunding Bonds
Series 2003D (AMBAC)
10/01/2019	5.500%	5,000,000	5,329,050
Series 2003D (NPFGC)
10/01/2020	5.500%	2,500,000	2,751,150
Series 2004B
08/01/2020	5.250%	3,000,000	3,265,470
Series 2006B (AGM)
09/01/2022	5.250%	4,000,000	4,594,600
Series 2016A
07/01/2032	5.000%	2,500,000	2,930,150
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	5,000,000	6,065,700
Total			28,495,650
Student Loan 2.1%
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010A
01/01/2022	5.500%	4,625,000	4,895,100
Turnpike / Bridge / Toll Road 2.0%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Revenue Bonds
Senior Series 2010B
01/01/2022	5.000%	2,180,000	2,318,277
01/01/2032	5.000%	2,400,000	2,533,104
Total			4,851,381

4	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 5.4%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM / TCRS)
08/01/2023	5.250%	5,500,000	6,441,765
Series 2012B
08/01/2028	5.000%	5,000,000	5,660,500
Springfield Water & Sewer Commission
Refunding Revenue Bonds
General
Series 2012C
07/15/2026	5.000%	365,000	425,685
Series 2014C
07/15/2024	5.000%	260,000	306,308
Total			12,834,258
Total Municipal Bonds (Cost $220,012,420)			229,210,079
Money Market Funds 0.5%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.940%(f)	1,085,444	1,085,444
Total Money Market Funds (Cost $1,085,444)		1,085,444
Total Investments (Cost: $224,097,864)		233,295,523
Other Assets & Liabilities, Net		4,377,681
Net Assets		237,673,204

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $2,990,100, which represents 1.26% of net assets.
(d)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2018, the value of these securities amounted to $2,913,015, which represents 1.23% of net assets.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custody Receipts
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
¦
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	3,000,000	—	3,000,000
Municipal Bonds	—	229,210,079	—	229,210,079
Money Market Funds	1,085,444	—	—	1,085,444
Total Investments	1,085,444	232,210,079	—	233,295,523
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
6	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Strategic New York Municipal Income Fund (formerly Columbia New York Tax-Exempt Fund ), January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 2.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 2.7%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
VRDN Series 2012 (State Street Bank)
06/15/2032	0.980%	3,500,000	3,500,000
VRDN Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	0.970%	2,300,000	2,300,000
Total			5,800,000
Total Floating Rate Notes (Cost $5,800,000)			5,800,000

Municipal Bonds 96.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 2.8%
New York City Industrial Development Agency(c)
Refunding Revenue Bonds
Trips Obligated Group
Senior Series 2012A AMT
07/01/2028	5.000%	2,000,000	2,159,860
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc.
Series 2016 AMT
08/01/2031	5.000%	1,500,000	1,594,800
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2042	6.000%	2,000,000	2,209,120
Total			5,963,780
Airport 1.4%
New York Transportation Development Corp.(c)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	3,000,000	3,042,330
Charter Schools 1.3%
Build NYC Resource Corp.
Revenue Bonds
Bronx Charter School for Excellence
Series 2013
04/01/2033	5.000%	1,000,000	1,051,900
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,500,000	1,450,830
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	254,790
Total			2,757,520
Health Services 0.8%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,658,145
Higher Education 6.7%
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2043	5.000%	1,000,000	1,124,310
Manhattan College Project
Series 2017
08/01/2042	4.000%	750,000	774,563
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/2025	5.000%	295,000	333,270
New York State Dormitory Authority
Refunding Revenue Bonds
Fordham University
Series 2017
07/01/2035	4.000%	1,000,000	1,059,550
New School
Series 2015A
07/01/2050	5.000%	1,500,000	1,669,575
Pratt Institute
Series 2015A
07/01/2044	5.000%	1,000,000	1,104,820
Series 2016A
07/01/2041	5.000%	500,000	567,890
St. John’s University
Series 2015A
07/01/2037	5.000%	1,000,000	1,117,240
Teachers College
Series 2017
07/01/2033	4.000%	500,000	528,945
The New School Project
Series 2016A
07/01/2028	5.000%	500,000	584,940

Columbia Strategic New York Municipal Income Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund (formerly Columbia New York Tax-Exempt Fund ), January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Consolidated City University System 5th General Resolution
Series 2008B
07/01/2027	5.000%	1,000,000	1,015,040
Manhattan Marymount College
Series 2009
07/01/2029	5.250%	1,500,000	1,557,765
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,447,928
State University Dormitory Facilities
Series 2011A
07/01/2031	5.000%	1,000,000	1,101,640
Niagara Area Development Corp.
Revenue Bonds
Niagara University Project
Series 2012A
05/01/2035	5.000%	500,000	546,465
Total			14,533,941
Hospital 11.3%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2040	5.000%	1,000,000	1,084,940
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2029	5.000%	225,000	251,339
07/01/2030	5.000%	180,000	200,291
Dutchess County Local Development Corp.
Revenue Bonds
Health Quest Systems, Inc.
Series 2016B
07/01/2041	4.000%	2,000,000	2,059,040
Series 2014A
07/01/2044	5.000%	1,000,000	1,099,950
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Rochester General Hospital
Series 2013A
12/01/2032	5.000%	1,350,000	1,469,597
University of Rochester Project
Series 2017
07/01/2037	4.000%	500,000	527,285
Revenue Bonds
Unity Hospital-Rochester Project
Series 2010 (FHA)
08/15/2035	5.750%	2,000,000	2,242,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services-Long Island
Series 2014
07/01/2032	5.000%	750,000	825,870
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2047	4.000%	500,000	522,340
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,248,040
NYU Hospitals Center
Series 2014
07/01/2036	5.000%	1,000,000	1,125,190
Series 2016
07/01/2040	4.000%	1,000,000	1,035,460
Revenue Bonds
Mount Sinai Hospital
Series 2010A
07/01/2026	5.000%	2,275,000	2,431,839
Series 2011A
07/01/2041	5.000%	2,000,000	2,163,280
Unrefunded Revenue Bonds
University of Rochester
Series 2009
07/01/2039	5.125%	130,000	136,211
New York State Dormitory Authority(d)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	400,000	433,792
Suffolk County Economic Development Corp.
Unrefunded Revenue Bonds
Catholic Health Services
Series 2011
07/01/2028	5.000%	2,990,000	3,256,020
Westchester County Healthcare Corp.
Unrefunded Revenue Bonds
Senior Lien
Series 2010C-2
11/01/2037	6.125%	205,000	224,487
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	960,750
Total			24,298,201

2	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund (formerly Columbia New York Tax-Exempt Fund ), January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Human Service Provider 0.5%
Dutchess County Local Development Corp.
Revenue Bonds
Anderson Center Services, Inc. Project
Series 2010
10/01/2030	6.000%	1,000,000	1,021,820
Independent Power 0.3%
Suffolk County Industrial Development Agency(c)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998 AMT
01/01/2023	5.500%	610,000	610,275
Local Appropriation 1.1%
New York State Dormitory Authority(e)
Revenue Bonds
Capital Appreciation-Court Facilities-Westchester
Series 1998
08/01/2019	0.000%	1,200,000	1,172,232
Suffolk County Judicial Facilities Agency
Revenue Bonds
H. Lee Dennison Building
Series 2013
11/01/2025	5.000%	1,000,000	1,126,750
Total			2,298,982
Local General Obligation 6.7%
City of New York
Unlimited General Obligation Bonds
Series 2016B1
12/01/2032	5.000%	500,000	585,940
Series 2017B-1
10/01/2041	4.000%	1,000,000	1,052,400
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/2031	5.000%	500,000	576,800
Series 2017C
08/01/2034	4.000%	1,500,000	1,598,010
Unrefunded Unlimited General Obligation Bonds
Subordinated Series 2009I-1
04/01/2027	5.125%	235,000	244,649
City of Syracuse(c)
Unlimited General Obligation Bonds
Airport Terminal Security Access Improvement
Series 2011 AMT
11/01/2036	5.000%	1,750,000	1,882,755
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2015A
09/15/2028	5.000%	275,000	319,932
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2037	5.000%	2,000,000	2,282,180
Limited General Obligation Refunding Bonds
Series 2016A
01/01/2038	5.000%	1,000,000	1,126,430
Mount Sinai Union Free School District
Unlimited General Obligation Refunding Bonds
Series 1992 (AMBAC)
02/15/2019	6.200%	1,005,000	1,054,547
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing Program
Series 2016
10/01/2033	5.000%	560,000	648,110
Revenue Bonds
School Districts Bond Financing Program
Series 2013F
10/01/2021	5.000%	1,000,000	1,115,580
Sullivan West Central School District
Unlimited General Obligation Refunding Bonds
Series 2012
04/15/2024	5.000%	500,000	581,060
Town of Oyster Bay
Limited General Obligation Bonds
BAN Series 2016C
06/01/2018	4.000%	1,500,000	1,509,360
Total			14,577,753
Multi-Family 4.7%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Empire Commons Student Housing
Series 2016
05/01/2031	5.000%	350,000	401,069
Revenue Bonds
Empire Commons Student Housing
Series 2016
05/01/2032	5.000%	400,000	460,256
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2045	5.000%	500,000	573,390

Columbia Strategic New York Municipal Income Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund (formerly Columbia New York Tax-Exempt Fund ), January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/2025	4.500%	165,000	170,788
Series 2009C-1
11/01/2034	5.500%	500,000	516,845
Series 2009M
11/01/2045	5.150%	1,250,000	1,272,587
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	1,943,600
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	723,848
Green Bond
Series 2017H
11/01/2047	3.650%	1,360,000	1,342,905
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	523,924
Onondaga Civic Development Corp.
Revenue Bonds
Upstate Properties Development, Inc.
Series 2011
12/01/2041	5.250%	1,945,000	2,157,180
Total			10,086,392
Municipal Power 3.9%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2044	5.000%	1,000,000	1,120,510
Series 2016B
09/01/2036	5.000%	1,000,000	1,143,780
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2026	5.000%	1,030,000	1,206,799
09/01/2045	5.000%	1,380,000	1,547,974
General
Series 2017
09/01/2047	5.000%	1,000,000	1,136,880
Series 2012A
09/01/2037	5.000%	2,000,000	2,222,420
Total			8,378,363
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Industrial Development Bond 1.3%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	335,631
Onondaga County Industrial Development Agency(c)
Revenue Bonds
Bristol-Meyers Squibb Co. Project
Series 1994 AMT
03/01/2024	5.750%	2,000,000	2,371,940
Total			2,707,571
Other Revenue 1.0%
Brooklyn Arena Local Development Corp.
Refunding Revenue Bonds
Barclays Center Project
Series 2016A
07/15/2042	5.000%	2,000,000	2,243,540
Pool / Bond Bank 1.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,836
New York State Environmental Facilities Corp.
Revenue Bonds
Series 2009A
06/15/2034	5.000%	2,000,000	2,091,980
Total			2,107,816
Ports 6.3%
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
193rd Series 2015 AMT
10/15/2035	5.000%	3,135,000	3,540,230
195th Series 2016 AMT
04/01/2036	5.000%	2,000,000	2,272,060
Consolidated 186th
Series 2014 AMT
10/15/2044	5.000%	1,000,000	1,115,430
Port Authority of New York & New Jersey(c),(f)
Refunding Revenue Bonds
Series 2018-207 AMT
09/15/2043	4.000%	1,500,000	1,554,330
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	2,000,000	2,380,440

4	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund (formerly Columbia New York Tax-Exempt Fund ), January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,736,473
Total			13,598,963
Prep School 1.3%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2033	5.000%	500,000	561,500
06/01/2035	5.000%	700,000	781,235
New York State Dormitory Authority
Revenue Bonds
Convent-Sacred Heart
Series 2011 (AGM)
11/01/2035	5.625%	750,000	832,792
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2036	5.000%	500,000	559,690
Total			2,735,217
Recreation 2.4%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	990,216
Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	540,250
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/2024	5.000%	500,000	506,755
Pilot-Yankee Stadium
Series 2009 (AGM)
03/01/2049	7.000%	250,000	264,260
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/2041	5.000%	2,000,000	2,294,560
Museum of Modern Art
Series 2016S
04/01/2031	4.000%	500,000	549,090
Total			5,145,131
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 13.6%
City of New York
Prerefunded 04/01/19 Unlimited General Obligation Bonds
Subordinated Series 2009I-1
04/01/2027	5.125%	1,265,000	1,317,839
Long Island Power Authority
Prerefunded 04/01/19 Revenue Bonds
Series 2009A
04/01/2023	5.000%	750,000	780,690
Prerefunded 05/01/19 Revenue Bonds
Series 2008A
05/01/2033	6.000%	1,000,000	1,056,780
Metropolitan Transportation Authority
Prerefunded 11/15/19 Revenue Bonds
Series 2009B
11/15/2034	5.000%	1,000,000	1,062,160
Prerefunded 11/15/20 Revenue Bonds
Transportation
Series 2010D
11/15/2034	5.000%	1,350,000	1,475,712
Prerefunded 11/15/21 Revenue Bonds
Series 2011D
11/15/2036	5.000%	1,000,000	1,122,440
Prerefunded 11/15/22 Revenue Bonds
Series 2012E
11/15/2031	5.000%	2,000,000	2,296,140
Nassau County Industrial Development Agency
Prerefunded 03/01/20 Revenue Bonds
New York Institute of Technology Project
Series 2000A
03/01/2026	4.750%	1,210,000	1,286,387
Nassau County Interim Finance Authority
Prerefunded 05/15/19 Revenue Bonds
Sales Tax Secured
Series 2009
11/15/2024	5.000%	235,000	245,617
New York City Water & Sewer System
Prerefunded 06/15/18 Revenue Bonds
Fiscal 2009
Series 2008A
06/15/2040	5.750%	230,000	233,721
New York State Dormitory Authority
Prerefunded 03/01/19 Revenue Bonds
Teacher’s College
Series 2009
03/01/2039	5.500%	500,000	521,790
Prerefunded 03/15/19 Revenue Bonds
Education
Series 2008B
03/15/2036	5.750%	500,000	523,950

Columbia Strategic New York Municipal Income Fund | Quarterly Report 2018	5

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund (formerly Columbia New York Tax-Exempt Fund ), January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/2037	5.500%	2,000,000	2,099,960
Prerefunded 07/01/18 Revenue Bonds
Rochester Institute of Technology
Series 2008A
07/01/2033	6.000%	1,000,000	1,019,110
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/2039	5.125%	1,000,000	1,050,220
Pratt Institute
Series 2009C (AGM)
07/01/2039	5.125%	1,000,000	1,050,220
University of Rochester
Series 2009
07/01/2039	5.125%	870,000	913,692
Prerefunded 07/01/20 Revenue Bonds
New York University Hospital Center
Series 2011A
07/01/2031	5.750%	800,000	877,296
The New School
Series 2010
07/01/2040	5.500%	1,500,000	1,636,095
Prerefunded 07/01/22 Revenue Bonds
St. John’s University
Series 2012A
07/01/2027	5.000%	240,000	272,662
Prerefunded 10/01/19 Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	985,000	1,044,277
Prerefunded 12/01/18 Revenue Bonds
Orange Regional Medical Center
Series 2008
12/01/2029	6.125%	900,000	934,740
New York State Thruway Authority Highway & Bridge Trust Fund
Prerefunded 04/01/19 Revenue Bonds
Series 2009A-1
04/01/2029	5.000%	1,000,000	1,040,920
Onondaga Civic Development Corp.
Prerefunded 07/01/19 Revenue Bonds
St. Joseph’s Hospital Health Center Project
Series 2014
07/01/2031	5.125%	1,000,000	1,050,950
Suffolk County Economic Development Corp.
Prerefunded 07/01/21 Revenue Bonds
Catholic Health Services
Series 2011
07/01/2028	5.000%	510,000	564,866
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	1,800,000	2,021,814
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien
Series 2010C
11/01/2037	6.125%	1,645,000	1,840,936
Total			29,340,984
Resource Recovery 0.9%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014 AMT
01/01/2035	5.000%	750,000	821,430
Jefferson County Industrial Development Agency(c),(d)
Revenue Bonds
Green Bonds
Series 2014 AMT
01/01/2024	5.250%	1,280,000	1,205,389
Total			2,026,819
Retirement Communities 3.0%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2016
11/01/2036	5.250%	750,000	850,538
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association
Series 2012
07/01/2029	5.000%	1,000,000	1,037,470
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing Southold
Series 2010
12/01/2040	6.000%	1,225,000	1,328,463
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,800,000	1,902,978

6	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund (formerly Columbia New York Tax-Exempt Fund ), January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ulster County Capital Resource Corp.
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	496,255
09/15/2053	5.250%	1,000,000	976,320
Total			6,592,024
Sales Tax 0.0%
Nassau County Interim Finance Authority
Unrefunded Revenue Bonds
Sales Tax Secured
Series 2009
11/15/2024	5.000%	15,000	15,654
Single Family 0.9%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2016-195
10/01/2046	4.000%	1,760,000	1,878,008
Special Non Property Tax 2.7%
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,531,900
New York City Transitional Finance Authority
Refunded Revenue Bonds
Future Tax Secured
Subordinated Series 2012B
11/01/2030	5.000%	500,000	563,725
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009
Series 2009S-3
01/15/2022	5.000%	1,000,000	1,033,950
Series 2009S-5
01/15/2032	5.000%	1,000,000	1,031,050
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2045	5.000%	1,500,000	1,689,120
Total			5,849,745
Special Property Tax 1.8%
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project
Series 2016
01/01/2056	5.000%	1,000,000	1,038,580
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2042	5.000%	2,500,000	2,867,575
Total			3,906,155
State Appropriated 1.5%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2011A
05/01/2032	5.250%	1,000,000	1,100,990
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/2020	6.000%	2,000,000	2,158,260
Total			3,259,250
Student Loan 0.0%
State of New York Mortgage Agency
Revenue Bonds
New York State Higher Education Finance
Series 2009
11/01/2026	4.750%	75,000	77,060
Tobacco 2.5%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,056,530
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	2,085,660
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	2,000,000	2,228,540
Total			5,370,730
Transportation 5.9%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2015F
11/15/2033	5.000%	2,500,000	2,887,950
Series 2017D
11/15/2042	4.000%	2,000,000	2,076,900

Columbia Strategic New York Municipal Income Fund | Quarterly Report 2018	7

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund (formerly Columbia New York Tax-Exempt Fund ), January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2041	5.000%	1,000,000	1,133,170
Series 2005B (AMBAC)
11/15/2023	5.250%	1,250,000	1,464,925
Transportation
Series 2014B
11/15/2044	5.000%	2,000,000	2,233,600
Series 2015B
11/15/2040	5.000%	1,675,000	1,884,542
Transportation Program
Subordinated Series 2015A-1
11/15/2045	5.000%	1,000,000	1,119,560
Total			12,800,647
Turnpike / Bridge / Toll Road 5.2%
New York State Thruway Authority
Revenue Bonds
General
Series 2012I
01/01/2032	5.000%	2,000,000	2,217,600
Junior Lien
Series 2016A
01/01/2037	4.000%	2,165,000	2,240,732
Series 2014J
01/01/2041	5.000%	3,000,000	3,319,410
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
General Purpose
Series 2016A
11/15/2041	5.000%	3,000,000	3,453,810
Total			11,231,552
Water & Sewer 4.0%
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Series 2016
06/15/2033	4.000%	1,570,000	1,668,769
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011AA
06/15/2044	5.000%	1,000,000	1,095,200
Revenue Bonds
Series 2008CC
06/15/2034	5.000%	3,500,000	3,545,395
Series 2009EE
06/15/2040	5.250%	500,000	523,915
Unrefunded Revenue Bonds
Fiscal 2009
Series 2008A
06/15/2040	5.750%	770,000	781,819
Niagara Falls Public Water Authority
Revenue Bonds
Series 2013A
07/15/2029	5.000%	1,000,000	1,120,190
Total			8,735,288
Total Municipal Bonds (Cost $200,272,697)			208,849,656

Municipal Short Term 0.9%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Disposal 0.9%
New York State Environmental Facilities Corp.(c),(f)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 AMT
05/01/2030	1.550%	2,000,000	2,000,000
Total Municipal Short Term (Cost $2,000,000)			2,000,000

Total Investments (Cost: $208,072,697)	216,649,656
Other Assets & Liabilities, Net	(765,090)
Net Assets	215,884,566

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $2,715,401, which represents 1.26% of net assets.
(e)	Zero coupon bond.
8	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund (formerly Columbia New York Tax-Exempt Fund ), January 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Represents a security purchased on a when-issued basis.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Strategic New York Municipal Income Fund | Quarterly Report 2018	9

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund (formerly Columbia New York Tax-Exempt Fund ), January 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	5,800,000	—	5,800,000
Municipal Bonds	—	208,849,656	—	208,849,656
Municipal Short Term	—	2,000,000	—	2,000,000
Total Investments	—	216,649,656	—	216,649,656
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
10	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2018

Portfolio of Investments
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 3.8%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Local General Obligation 0.5%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 1994H-3 (AGM) (State Street Bank and Trust Co.)
08/01/2020	0.980%	1,200,000	1,200,000
Variable Rate Demand Notes 3.3%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
VRDN Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	1.000%	2,100,000	2,100,000
New York City Transitional Finance Authority Future Tax Secured(a),(b)
Revenue Bonds
NYC Recovery
VRDN Subordinated Series 20021-C (JPMorgan Chase Bank)
11/01/2022	1.000%	2,475,000	2,475,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
VRDN Series 2012 (State Street Bank)
06/15/2032	0.980%	3,000,000	3,000,000
Total			7,575,000
Total Floating Rate Notes (Cost $8,775,000)			8,775,000

Municipal Bonds 93.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 1.1%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2023	5.000%	2,085,000	2,090,776
Build NYC Resource Corp.(c)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	403,817
Total			2,494,593
Disposal 0.4%
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/2020	5.000%	870,000	928,803
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health Services 2.1%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2030	5.000%	3,400,000	3,839,280
Revenue Bonds
Mount Sinai School of Medicine
Series 2010A
07/01/2021	5.000%	1,000,000	1,073,030
Total			4,912,310
Higher Education 7.7%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Services
Series 2014
12/01/2031	5.000%	500,000	554,160
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2029	5.000%	225,000	258,021
06/01/2030	5.000%	300,000	343,461
Manhattan College Project
Series 2017
08/01/2033	5.000%	400,000	459,272
County of Saratoga
Refunding Revenue Bonds
Skidmore College
Series 2014B
07/01/2021	5.000%	200,000	220,886
07/01/2022	5.000%	220,000	248,043
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	582,810
Revenue Bonds
Marist College Project
Series 2015A
07/01/2029	5.000%	1,000,000	1,149,230
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/2024	5.000%	600,000	678,684
09/01/2025	5.000%	300,000	338,919

Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hempstead Town Local Development Corp.
Revenue Bonds
Hofstra University Project
Series 2013
07/01/2028	5.000%	1,170,000	1,312,190
New York State Dormitory Authority
Refunding Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	814,142
New School
Series 2015A
07/01/2029	5.000%	450,000	518,783
Pratt Institute
Series 2015A
07/01/2034	5.000%	2,000,000	2,245,400
St. John’s University
Series 2015A
07/01/2030	5.000%	2,340,000	2,677,381
Teachers College
Series 2017
07/01/2029	5.000%	175,000	206,822
07/01/2030	5.000%	150,000	176,325
Revenue Bonds
Cornell University
Series 2009A
07/01/2025	5.000%	1,000,000	1,048,770
Culinary Institute of America
Series 2012
07/01/2028	5.000%	500,000	548,850
New York University
Series 1998A (NPFGC)
07/01/2020	5.750%	2,000,000	2,192,240
Rochester Institute of Technology
Series 2010
07/01/2021	5.000%	1,000,000	1,079,930
Total			17,654,319
Hospital 11.5%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2027	5.000%	400,000	449,704
07/01/2028	5.000%	360,000	402,962
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2028	5.000%	150,000	168,117
07/01/2029	5.000%	175,000	195,486
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/2024	5.000%	1,085,000	1,237,367
12/01/2025	5.000%	1,115,000	1,265,135
12/01/2027	5.000%	1,225,000	1,374,842
Dutchess County Local Development Corp.
Revenue Bonds
Series 2014A
07/01/2034	5.000%	300,000	333,654
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	525,843
07/01/2026	5.000%	350,000	405,772
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,361,522
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,124,560
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/2020	5.000%	2,815,000	3,008,165
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	1,250,000	1,376,450
07/01/2033	5.000%	675,000	740,414
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,078,060
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	3,000,000	3,413,940
NYU Hospitals Center
Series 2014
07/01/2030	5.000%	1,000,000	1,140,290
07/01/2031	5.000%	1,000,000	1,137,120
Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/2027	5.000%	500,000	550,635

2	Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mount Sinai Hospital
Series 2010A
07/01/2026	5.000%	1,725,000	1,843,921
Series 2011A
07/01/2031	5.000%	2,000,000	2,182,480
New York State Dormitory Authority(c)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2031	5.000%	1,000,000	1,102,570
Total			26,419,009
Investor Owned 0.7%
New York State Energy Research & Development Authority
Refunding Revenue Bonds
New York State Electric & Gas
Series 1994
02/01/2029	2.000%	1,500,000	1,499,325
Local Appropriation 1.1%
New York State Dormitory Authority
Revenue Bonds
Municipal Health Facilities
Subordinated Series 2001-2
01/15/2021	5.000%	2,500,000	2,508,175
Local General Obligation 12.4%
City of New York
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/2030	5.000%	1,500,000	1,733,325
Unlimited Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	2,000,000	2,314,860
Unrefunded Unlimited General Obligation Bonds
Subordinated Series 2008I-1
02/01/2023	5.000%	1,810,000	1,810,000
City of Schenectady
Limited General Obligation Refunding Bonds
Series 2016 (AGM)
05/15/2026	5.000%	1,000,000	1,189,320
City of Syracuse
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014
08/15/2023	5.000%	405,000	465,167
Limited General Obligation Refunding Bonds
Series 2015A
03/01/2024	5.000%	1,000,000	1,157,290
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	2,092,159
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,499,222
County of Allegany
Limited General Obligation Refunding Bonds
Public Improvement
Series 2014 (BAM)
09/15/2028	5.000%	1,375,000	1,578,060
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2012A
04/01/2025	5.000%	500,000	559,205
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,292,440
Limited General Obligation Refunding Bonds
Series 2016A
01/01/2032	5.000%	1,640,000	1,871,978
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2024	5.000%	1,450,000	1,655,030
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/2031	5.000%	500,000	567,730
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	2,010,000	2,363,016
Ramapo Local Development Corp.
Refunding Revenue Bonds
Guaranteed
Series 2013
03/15/2028	5.000%	2,180,000	2,284,029
Town of Oyster Bay
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014B
08/15/2023	5.000%	1,850,000	2,080,584
Total			28,513,415
Multi-Family 2.2%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	869,897
10/01/2029	5.000%	1,290,000	1,528,779

Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Revenue Bonds
Residential Institution for Children
Series 2008A-1
06/01/2033	5.000%	1,700,000	1,718,989
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	484,810
05/01/2031	5.000%	400,000	458,944
Total			5,061,419
Municipal Power 5.5%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2034	5.000%	2,000,000	2,253,760
Series 2016B
09/01/2030	5.000%	4,500,000	5,231,745
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2032	5.000%	765,000	874,724
General
Series 2017
09/01/2035	5.000%	1,200,000	1,381,260
Series 2011A
05/01/2021	5.000%	1,000,000	1,097,810
Series 2012B
09/01/2026	5.000%	1,510,000	1,700,970
Total			12,540,269
Other Bond Issue 1.8%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/2029	5.000%	545,000	625,938
07/01/2031	5.000%	715,000	816,037
New York Liberty Development Corp.
Refunding Revenue Bonds
4 World Trade Center Project
Series 2011
11/15/2031	5.000%	2,350,000	2,598,512
Total			4,040,487
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 2.9%
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2012B
10/01/2026	5.000%	3,000,000	3,356,190
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2022	5.000%	180,000	189,823
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds-New York City Municipal Water
Series 2008B
06/15/2021	5.000%	3,000,000	3,039,810
Total			6,585,823
Ports 2.6%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 184th
Series 2014
09/01/2030	5.000%	2,000,000	2,321,360
Revenue Bonds
Consolidated 161st
Series 2009
10/15/2031	5.000%	3,390,000	3,586,315
Total			5,907,675
Prep School 1.3%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014
07/01/2026	5.000%	475,000	559,118
07/01/2027	5.000%	600,000	695,694
Series 2015
06/01/2026	5.000%	225,000	260,822
06/01/2028	5.000%	250,000	286,567
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2034	5.000%	450,000	507,303
01/01/2035	5.000%	590,000	663,172
Total			2,972,676

4	Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Recreation 0.7%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	487,667
Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	540,250
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Museum of Modern Art
Series 2016S
04/01/2031	4.000%	500,000	549,090
Total			1,577,007
Refunded / Escrowed 15.2%
City of New York
Prerefunded 02/01/18 Unlimited General Obligation Bonds
Series 2008I-1
02/01/2023	5.000%	190,000	190,000
City of Yonkers
Prerefunded 03/15/21 Limited General Obligation Notes
Series 2015A (AGM)
03/15/2023	5.000%	1,250,000	1,375,988
Elizabeth Forward School District(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1994B Escrowed to Maturity (NPFGC)
09/01/2020	0.000%	2,210,000	2,112,296
Long Island Power Authority
Prerefunded 04/01/19 Revenue Bonds
Series 2009A
04/01/2021	5.250%	1,000,000	1,043,800
04/01/2022	5.500%	3,000,000	3,140,010
Metropolitan Transportation Authority
Prerefunded 11/15/18 Revenue Bonds
Series 2008
11/15/2023	6.250%	30,000	31,152
Prerefunded 11/15/20 Revenue Bonds
Transportation
Series 2010D
11/15/2028	5.250%	3,000,000	3,299,730
Prerefunded 11/15/24 Revenue Bonds
Series 2014C
11/15/2029	5.000%	3,000,000	3,572,580
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Prerefunded 03/01/19 Revenue Bonds
Teacher’s College
Series 2009
03/01/2024	5.000%	1,000,000	1,038,240
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/2030	5.250%	4,000,000	4,187,600
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/2027	5.500%	4,000,000	4,221,800
Prerefunded 07/01/20 Revenue Bonds
New York University Hospital Center
Series 2011A
07/01/2023	5.125%	1,000,000	1,081,890
Prerefunded 07/01/22 Revenue Bonds
St. John’s University
Series 2012A
07/01/2027	5.000%	470,000	533,962
New York State Dormitory Authority(d)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,214,312
Puerto Rico Highway & Transportation Authority(e)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	355,000	403,021
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	2,000,000	2,246,460
Series 2011A
01/01/2025	5.000%	3,000,000	3,366,030
Total			35,058,871
Retirement Communities 2.5%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2016
11/01/2036	5.250%	750,000	850,537
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	618,536
11/15/2030	5.000%	650,000	728,611

Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association
Series 2012
07/01/2026	5.000%	740,000	770,680
07/01/2027	5.000%	700,000	727,923
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2029	5.000%	1,000,000	1,088,470
07/01/2034	5.000%	1,000,000	1,071,230
Total			5,855,987
Sales Tax 1.0%
Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds
Fiscal 2015
Series 2014A
10/15/2024	5.000%	2,000,000	2,370,440
Special Non Property Tax 5.7%
New York City Transitional Finance Authority
Unrefunded Revenue Bonds
Future Tax Secured
Series 2009
05/01/2027	5.000%	3,525,000	3,679,043
New York City Transitional Finance Authority Future Tax Secured
Subordinated Revenue Bonds
Future Tax
Series 2016E-1
02/01/2032	5.000%	3,000,000	3,474,630
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	4,120,000	4,838,116
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,227,430
Total			13,219,219
Special Property Tax 0.5%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,164,140
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 5.1%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2011A
05/01/2030	5.250%	1,440,000	1,595,981
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/2024	5.000%	3,000,000	3,138,120
Revenue Bonds
Schools Program
Series 2000
07/01/2020	6.250%	665,000	667,986
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2021	5.500%	1,000,000	1,121,260
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/2026	5.000%	3,125,000	3,169,906
Series 2008C
01/01/2022	5.000%	2,000,000	2,029,080
Total			11,722,333
Tobacco 2.3%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2029	5.000%	3,000,000	3,072,030
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,302,260
Total			5,374,290
Transportation 3.1%
Metropolitan Transportation Authority(d)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,038,990
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/2024	5.250%	750,000	891,360
Series 2016C-1
11/15/2036	5.000%	3,000,000	3,455,250

6	Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation
Series 2014B
11/15/2022	5.000%	1,000,000	1,138,210
Unrefunded Revenue Bonds
Series 2008
11/15/2023	6.250%	685,000	711,585
Total			7,235,395
Turnpike / Bridge / Toll Road 3.2%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/2029	5.000%	1,850,000	2,152,161
01/01/2032	5.000%	1,000,000	1,150,960
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	3,500,000	4,005,680
Total			7,308,801
Water & Sewer 1.0%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/2028	5.000%	700,000	810,558
Rensselaer County Water Service & Sewer Authority
Revenue Bonds
Sewer Service
Series 2008
09/01/2028	5.100%	1,155,000	1,170,835
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/2027	5.000%	145,000	168,431
04/01/2028	5.000%	175,000	201,915
Total			2,351,739
Total Municipal Bonds (Cost $208,367,768)			215,276,520

Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.940%(f)	341,291	341,291
Total Money Market Funds (Cost $341,291)		341,291
Total Investments (Cost: $217,484,059)		224,392,811
Other Assets & Liabilities, Net		5,507,457
Net Assets		229,900,268

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $1,506,387, which represents 0.66% of net assets.
(d)	Zero coupon bond.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2018, the value of these securities amounted to $403,021, which represents 0.18% of net assets.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	8,775,000	—	8,775,000
Municipal Bonds	—	215,276,520	—	215,276,520
Money Market Funds	341,291	—	—	341,291
Total Investments	341,291	224,051,520	—	224,392,811
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
8	Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 97.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 11.0%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Connecticut College
Series 2016L
07/01/2033	4.000%	500,000	518,440
Connecticut State University
Series 2014O
11/01/2025	4.000%	2,000,000	2,158,040
Fairfield University
Series 2017R
07/01/2034	4.000%	1,000,000	1,038,160
Quinnipiac University
Series 2016M
07/01/2029	5.000%	2,000,000	2,293,840
Sacred Heart University Issue
Series 2017
07/01/2033	5.000%	300,000	343,062
Yale University
Series 2016A-2
07/01/2042	2.000%	2,000,000	1,934,900
Revenue Bonds
Fairfield University
Series 2008N
07/01/2022	5.000%	2,500,000	2,534,675
Trinity College
Series 1998F (NPFGC)
07/01/2021	5.500%	355,000	380,585
Unrefunded Revenue Bonds
Quinnipiac University
Series 2008 (NPFGC)
07/01/2028	5.000%	1,105,000	1,120,094
Total			12,321,796
Hospital 15.1%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/2022	5.000%	1,400,000	1,579,368
Hartford Healthcare
Series 2014E
07/01/2034	5.000%	2,360,000	2,606,431
Lawrence & Memorial Hospital
Series 2011S
07/01/2031	5.000%	2,000,000	2,134,860
Middlesex Hospital
Series 2011N
07/01/2020	5.000%	1,365,000	1,466,706
07/01/2021	5.000%	1,000,000	1,100,590
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Trinity Health Corp.
Series 2016
12/01/2032	5.000%	2,000,000	2,296,020
Western Connecticut Health Network
Series 2011
07/01/2019	5.000%	1,000,000	1,044,750
07/01/2020	5.000%	1,630,000	1,742,650
Yale-New Haven Health
Series 2014A
07/01/2031	5.000%	2,500,000	2,834,025
Total			16,805,400
Investor Owned 4.8%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	5,000,000	5,313,800
Joint Power Authority 1.0%
Connecticut Municipal Electric Energy Cooperative
Revenue Bonds
Series 2012A
01/01/2027	5.000%	1,000,000	1,104,830
Local General Obligation 21.4%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/2031	5.000%	1,350,000	1,518,169
Unlimited General Obligation Refunding Bonds
Series 2004C (NPFGC)
08/15/2021	5.500%	700,000	772,387
City of Danbury
Unlimited General Obligation Refunding Bonds
Series 2017B
07/15/2029	3.000%	750,000	756,495
City of Hartford
Unlimited General Obligation Bonds
Series 2011A
04/01/2022	5.250%	1,325,000	1,323,065
Unlimited General Obligation Refunding Bonds
Series 2005C (NPFGC)
09/01/2019	5.000%	1,000,000	1,038,170
City of Middletown
Unlimited General Obligation Bonds
Series 2015
04/01/2026	5.000%	2,000,000	2,403,080
City of Milford
Unlimited General Obligation Refunding Bonds
Series 2017B
11/01/2030	4.000%	450,000	485,820

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New Britain
Unrefunded Unlimited General Obligation Bonds
Series 2016A (BAM)
03/01/2025	5.000%	490,000	569,032
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/2027	5.000%	1,200,000	1,348,644
Unlimited General Obligation Refunding Bonds
Series 2008 (AGM)
11/01/2018	5.000%	750,000	767,603
Series 2015B (BAM)
08/15/2027	5.000%	750,000	842,962
City of Norwalk
Unlimited General Obligation Refunding Bonds
Series 2017B
07/01/2026	4.000%	750,000	836,437
City of Waterbury
Unlimited General Obligation Bonds
Lot A
Series 2015 (BAM)
08/01/2031	5.000%	500,000	575,020
08/01/2032	5.000%	500,000	573,195
Town of Bloomfield
Unlimited General Obligation Refunding Bonds
Series 2017
08/01/2029	4.000%	450,000	497,129
Town of Brookfield
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2025	5.000%	325,000	387,579
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2008
01/01/2020	5.000%	1,000,000	1,064,600
01/01/2022	5.000%	500,000	561,005
Town of Guilford
Unlimited General Obligation Refunding Bonds
Series 2016A
08/15/2029	4.000%	450,000	489,677
Town of Hamden
Unlimited General Obligation Bonds
Series 2014A (BAM)
08/15/2023	5.000%	320,000	357,891
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/2024	4.750%	1,150,000	1,332,999
07/15/2025	4.750%	1,150,000	1,343,660
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Ridgefield
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/2020	5.000%	2,130,000	2,313,862
Town of Stratford
Unlimited General Obligation Refunding Bonds
Series 2014
12/15/2032	5.000%	600,000	668,058
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/2021	4.000%	600,000	622,824
Series 2017B
09/01/2030	4.000%	350,000	383,513
Total			23,832,876
Multi-Family 1.9%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/2022	5.000%	1,035,000	1,017,954
06/01/2023	5.000%	1,085,000	1,057,213
Total			2,075,167
Municipal Power 0.3%
Guam Power Authority(a)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/2024	5.000%	315,000	347,949
Pool / Bond Bank 3.1%
State of Connecticut Clean Water Fund - State Revolving Fund
Revenue Bonds
Green Bond
Series 2017A
05/01/2034	5.000%	3,000,000	3,518,280
Prep School 4.6%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/2026	5.250%	2,770,000	3,155,196
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2027	5.250%	1,670,000	2,009,561
Total			5,164,757

2	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 10.0%
City of Hartford
Prerefunded 04/01/21 Unlimited General Obligation Bonds
Series 2011A
04/01/2023	5.250%	1,325,000	1,460,640
04/01/2024	5.250%	1,325,000	1,460,640
City of New Britain
Unlimited General Obligation Refunding Bonds
Series 2016A Escrowed to Maturity (BAM)
03/01/2025	5.000%	10,000	11,899
Connecticut State Health & Educational Facilities Authority
Prerefunded 11/15/20 Revenue Bonds
Health System Catholic East
Series 2010
11/15/2029	4.750%	3,420,000	3,707,451
Revenue Bonds
Sacred Heart University
Series 2011G Escrowed to Maturity
07/01/2020	5.000%	1,190,000	1,284,533
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2022	7.000%	2,016,000	2,185,304
Puerto Rico Highway & Transportation Authority(a)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	895,000	1,016,067
Total			11,126,534
Retirement Communities 0.9%
Connecticut State Health & Educational Facilities Authority(b)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,000,000	1,027,340
Single Family 2.6%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2016A-1
11/15/2045	4.000%	865,000	919,833
Subordinated Series 2017C-1
11/15/2027	2.800%	1,000,000	985,630
Subordinated Series 2017D-1
11/15/2032	3.200%	1,000,000	994,140
Total			2,899,603
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 5.5%
State of Connecticut Special Tax
Revenue Bonds
Transportation Infrastructure
Series 2009A
12/01/2019	4.500%	2,600,000	2,730,130
Series 2014A
09/01/2025	5.000%	2,500,000	2,842,875
Territory of Guam(a)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	550,000	577,038
Total			6,150,043
State Appropriated 3.4%
University of Connecticut
Revenue Bonds
Series 2009A
02/15/2023	5.000%	2,000,000	2,068,960
Series 2015A
02/15/2029	5.000%	1,500,000	1,692,045
Total			3,761,005
State General Obligation 1.5%
State of Connecticut
Unlimited General Obligation Bonds
Series 2008B
04/15/2022	5.000%	1,000,000	1,006,740
Unlimited General Obligation Refunding Bonds
Series 2005B (AMBAC)
06/01/2020	5.250%	600,000	643,458
Total			1,650,198
Water & Sewer 10.6%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2014B
08/15/2031	5.000%	1,000,000	1,136,960
Series 2016A
11/15/2028	4.000%	150,000	163,076
11/15/2029	4.000%	500,000	538,750
11/15/2030	4.000%	400,000	429,400
11/15/2031	4.000%	100,000	107,111
11/15/2032	4.000%	440,000	468,842
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/2022	5.250%	1,370,000	1,569,472
08/01/2023	5.250%	500,000	584,480
27th Series 2012
08/01/2029	5.000%	2,945,000	3,323,167

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
29th Series 2014
08/01/2025	5.000%	500,000	575,750
32nd Series 2016B
08/01/2035	4.000%	1,750,000	1,866,865
Thirty-third Series 2017B-1
08/01/2035	4.000%	1,000,000	1,058,040
Total			11,821,913
Total Municipal Bonds (Cost $105,950,541)			108,921,491
Money Market Funds 0.4%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.940%(c)	480,499	480,499
Total Money Market Funds (Cost $480,499)		480,499
Total Investments (Cost: $106,431,040)		109,401,990
Other Assets & Liabilities, Net		2,136,351
Net Assets		111,538,341

Notes to Portfolio of Investments
(a)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2018, the value of these securities amounted to $1,941,054, which represents 1.74% of net assets.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $1,027,340, which represents 0.92% of net assets.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
4	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	108,921,491	—	108,921,491
Money Market Funds	480,499	—	—	480,499
Total Investments	480,499	108,921,491	—	109,401,990
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2018	5

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 23, 2018